JPMorgan Short Duration Core Plus Fund
Schedule of Portfolio Investments as of May 31, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.
JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 41.1%
Aerospace & Defense — 0.8%
Boeing Co. (The)
4.88%, 5/1/2025	21,520	21,777
2.20%, 2/4/2026	13,285	12,166
Bombardier, Inc. (Canada) 6.00%, 2/15/2028 (a)	910	758
BWX Technologies, Inc.
4.13%, 6/30/2028 (a)	1,116	1,010
4.13%, 4/15/2029 (a)	960	859
Howmet Aerospace, Inc.
6.88%, 5/1/2025	34	36
5.90%, 2/1/2027	1,175	1,242
3.00%, 1/15/2029	814	743
Spirit AeroSystems, Inc. 7.50%, 4/15/2025 (a)	1,615	1,628
TransDigm, Inc. 6.25%, 3/15/2026 (a)	3,385	3,443
Triumph Group, Inc.
8.88%, 6/1/2024 (a)	831	861
6.25%, 9/15/2024 (a)	455	434
7.75%, 8/15/2025	350	302
Wesco Aircraft Holdings, Inc. 9.00%, 11/15/2026 (a)	956	507
		45,766
Airlines — 0.1%
American Airlines, Inc.
5.50%, 4/20/2026 (a)	2,925	2,893
5.75%, 4/20/2029 (a)	2,114	2,043
United Airlines, Inc. 4.38%, 4/15/2026 (a)	1,711	1,651
		6,587
Auto Components — 0.3%
Adient Global Holdings Ltd. 4.88%, 8/15/2026 (a)	2,965	2,758
Allison Transmission, Inc.
4.75%, 10/1/2027 (a)	455	435
5.88%, 6/1/2029 (a)	855	857
3.75%, 1/30/2031 (a)	1,227	1,050
American Axle & Manufacturing, Inc. 6.50%, 4/1/2027	2,485	2,361
Clarios Global LP
6.75%, 5/15/2025 (a)	1,450	1,459
6.25%, 5/15/2026 (a)	1,232	1,236
Dana, Inc.
5.63%, 6/15/2028	1,105	1,070
4.50%, 2/15/2032	1,520	1,302
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/2029	3,975	3,640
5.25%, 7/15/2031	480	437
Icahn Enterprises LP
4.75%, 9/15/2024	760	758
6.25%, 5/15/2026	560	563
5.25%, 5/15/2027	1,230	1,188
		19,114

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Automobiles — 1.3%
Daimler Finance North America LLC (Germany)
2.55%, 8/15/2022 (a)	5,710	5,717
3.35%, 2/22/2023 (a)	150	151
1.75%, 3/10/2023 (a)	4,960	4,917
Hyundai Capital America
3.00%, 6/20/2022 (a)	4,680	4,681
2.85%, 11/1/2022 (a)	13,345	13,333
2.38%, 2/10/2023 (a)	4,375	4,345
5.75%, 4/6/2023 (a)	6,455	6,574
3.00%, 2/10/2027 (a)	4,606	4,324
Nissan Motor Acceptance Co. LLC 1.85%, 9/16/2026 (a)	9,385	8,188
Nissan Motor Co. Ltd. (Japan) 4.35%, 9/17/2027 (a)	7,500	7,147
Stellantis Finance US, Inc. 1.71%, 1/29/2027 (a)	12,150	10,813
Volkswagen Group of America Finance LLC (Germany)
2.70%, 9/26/2022 (a)	7,290	7,294
4.25%, 11/13/2023 (a)	1,605	1,627
		79,111
Banks — 12.5%
ABN AMRO Bank NV (Netherlands) 4.75%, 7/28/2025 (a)	16,158	16,347
AIB Group plc (Ireland)
4.75%, 10/12/2023 (a)	7,200	7,252
(ICE LIBOR USD 3 Month + 1.87%), 4.26%, 4/10/2025 (a) (b)	1,520	1,513
ANZ New Zealand Int'l Ltd. (New Zealand) 3.40%, 3/19/2024 (a)	560	562
Australia & New Zealand Banking Group Ltd. (Australia)
4.40%, 5/19/2026 (a)	9,310	9,302
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.29%), 2.95%, 7/22/2030 (a) (b)	17,660	16,831
Banco Bilbao Vizcaya Argentaria SA (Spain) 1.13%, 9/18/2025	17,400	15,854
Banco Continental SAECA (Paraguay) 2.75%, 12/10/2025 (a)	3,600	3,213
Banco Santander SA (Spain)
3.85%, 4/12/2023	6,000	6,025
2.75%, 5/28/2025	3,200	3,079
5.18%, 11/19/2025	5,400	5,516
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (b)	14,400	12,816
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 4.17%, 3/24/2028 (b)	7,600	7,429
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (b)	9,280	9,278
(ICE LIBOR USD 3 Month + 0.64%), 2.01%, 2/13/2026 (b)	7,825	7,439
(SOFR + 0.96%), 1.73%, 7/22/2027 (b)	11,829	10,770
Bank of Ireland Group plc (Ireland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (a) (b)	18,735	16,542
Barclays plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.01%, 12/10/2024 (b)	10,460	10,025
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.28%, 11/24/2027 (b)	27,945	25,308
BNP Paribas SA (France)
3.38%, 1/9/2025 (a)	8,080	7,987
4.38%, 9/28/2025 (a)	8,158	8,177
(ICE LIBOR USD 3 Month + 1.11%), 2.82%, 11/19/2025 (a) (b)	7,170	6,935

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
4.63%, 3/13/2027 (a)	7,060	7,054
Canadian Imperial Bank of Commerce (Canada) (ICE LIBOR USD 3 Month + 0.79%), 2.61%, 7/22/2023 (b)	15,825	15,823
Capital One NA 2.15%, 9/6/2022	2,040	2,040
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 0.95%), 2.88%, 7/24/2023 (b)	12,210	12,213
(SOFR + 0.67%), 0.98%, 5/1/2025 (b)	9,185	8,726
(SOFR + 2.84%), 3.11%, 4/8/2026 (b)	12,730	12,426
(SOFR + 0.77%), 1.12%, 1/28/2027 (b)	8,730	7,853
Credit Agricole SA (France)
4.38%, 3/17/2025 (a)	24,035	24,075
(SOFR + 1.68%), 1.91%, 6/16/2026 (a) (b)	19,033	17,737
Credit Suisse Group Funding Guernsey Ltd. (Switzerland) 3.80%, 9/15/2022	5,000	5,021
Danske Bank A/S (Denmark) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 1.62%, 9/11/2026 (a) (b)	12,715	11,601
HSBC Holdings plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.92%), 3.03%, 11/22/2023 (b)	5,130	5,134
4.25%, 3/14/2024	7,150	7,235
(ICE LIBOR USD 3 Month + 1.21%), 3.80%, 3/11/2025 (b)	4,000	3,991
(SOFR + 0.71%), 0.98%, 5/24/2025 (b)	1,878	1,772
(SOFR + 1.40%), 2.63%, 11/7/2025 (b)	852	823
(SOFR + 1.54%), 1.64%, 4/18/2026 (b)	6,255	5,823
(ICE LIBOR USD 3 Month + 1.35%), 4.29%, 9/12/2026 (b)	13,295	13,247
(SOFR + 1.10%), 2.25%, 11/22/2027 (b)	14,980	13,613
ING Groep NV (Netherlands)
3.55%, 4/9/2024	475	475
(SOFR + 1.01%), 1.73%, 4/1/2027 (b)	6,355	5,740
(SOFR + 1.83%), 4.02%, 3/28/2028 (b)	10,450	10,194
Lloyds Bank plc (United Kingdom) 2.25%, 8/14/2022	1,890	1,891
Lloyds Banking Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.81%), 2.91%, 11/7/2023 (b)	9,830	9,820
4.65%, 3/24/2026	22,800	22,934
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.46%, 3/2/2023	4,000	4,027
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (b)	11,845	10,635
Mizuho Financial Group Cayman 3 Ltd. (Japan) 4.60%, 3/27/2024 (a)	29,190	29,516
Mizuho Financial Group, Inc. (Japan)
(ICE LIBOR USD 3 Month + 0.84%), 2.72%, 7/16/2023 (b)	6,040	6,041
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (b)	14,165	12,560
NatWest Group plc (United Kingdom)
3.88%, 9/12/2023	17,930	18,035
(ICE LIBOR USD 3 Month + 1.55%), 4.52%, 6/25/2024 (b)	8,555	8,636
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.64%, 6/14/2027 (b)	9,818	8,811
Santander UK Group Holdings plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.08%), 3.37%, 1/5/2024 (b)	10,000	10,000
(ICE LIBOR USD 3 Month + 1.57%), 4.80%, 11/15/2024 (b)	13,415	13,612
(SOFR + 0.79%), 1.09%, 3/15/2025 (b)	11,070	10,482
4.75%, 9/15/2025 (a)	17,567	17,609

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Societe Generale SA (France)
2.63%, 10/16/2024 (a)	10,975	10,687
4.25%, 4/14/2025 (a)	15,794	15,776
4.25%, 8/19/2026 (a)	5,000	4,897
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (a) (b)	14,215	12,620
Standard Chartered plc (United Kingdom)
5.20%, 1/26/2024 (a)	5,277	5,384
(ICE LIBOR USD 3 Month + 1.08%), 3.89%, 3/15/2024 (a) (b)	20,000	20,036
(USD ICE Swap Rate 5 Year + 1.97%), 4.87%, 3/15/2033 (a) (b)	6,000	5,783
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.78%, 10/18/2022	65	65
4.44%, 4/2/2024 (a)	26,630	26,927
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.57%, 9/22/2026 (a) (b)	14,430	13,100
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (b)	5,410	4,776
Wells Fargo & Co.
(SOFR + 1.09%), 2.41%, 10/30/2025 (b)	2,600	2,521
(ICE LIBOR USD 3 Month + 0.75%), 2.16%, 2/11/2026 (b)	5,080	4,855
(SOFR + 2.00%), 2.19%, 4/30/2026 (b)	7,150	6,800
(SOFR + 1.51%), 3.53%, 3/24/2028 (b)	12,760	12,405
Westpac Banking Corp. (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.35%), 2.89%, 2/4/2030 (b)	17,920	17,154
		749,211
Beverages — 0.0% ^
Central American Bottling Corp. (Guatemala) 5.25%, 4/27/2029 (a)	1,458	1,387
Biotechnology — 0.1%
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	3,150	2,490
Grifols Escrow Issuer SA (Spain) 4.75%, 10/15/2028 (a)	1,725	1,576
		4,066
Building Products — 0.3%
Builders FirstSource, Inc. 6.75%, 6/1/2027 (a)	691	706
Griffon Corp. 5.75%, 3/1/2028	3,475	3,353
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	1,540	1,403
PGT Innovations, Inc. 4.38%, 10/1/2029 (a)	1,980	1,771
St. Marys Cement, Inc. Canada (Brazil) 5.75%, 1/28/2027 (c)	2,500	2,543
Standard Industries, Inc.
5.00%, 2/15/2027 (a)	455	441
4.75%, 1/15/2028 (a)	3,000	2,846
Summit Materials LLC 5.25%, 1/15/2029 (a)	1,675	1,582
		14,645
Capital Markets — 4.5%
Coinbase Global, Inc.
3.38%, 10/1/2028 (a)	411	300
3.63%, 10/1/2031 (a)	411	277

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
Credit Suisse Group AG (Switzerland)
3.80%, 6/9/2023	1,000	1,004
(ICE LIBOR USD 3 Month + 1.24%), 4.21%, 6/12/2024 (a) (b)	250	251
(SOFR + 1.56%), 2.59%, 9/11/2025 (a) (b)	15,000	14,349
(SOFR + 2.04%), 2.19%, 6/5/2026 (a) (b)	6,840	6,334
(SOFR + 0.98%), 1.31%, 2/2/2027 (a) (b)	14,765	12,949
Deutsche Bank AG (Germany)
3.95%, 2/27/2023	2,020	2,028
(SOFR + 2.16%), 2.22%, 9/18/2024 (b)	11,880	11,578
(SOFR + 1.87%), 2.13%, 11/24/2026 (b)	5,250	4,798
(SOFR + 1.22%), 2.31%, 11/16/2027 (b)	10,850	9,604
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023 (b)	1,995	1,995
(ICE LIBOR USD 3 Month + 0.99%), 2.90%, 7/24/2023 (b)	18,190	18,193
Series VAR, (SOFR + 0.54%), 0.63%, 11/17/2023 (b)	15,000	14,825
(SOFR + 0.57%), 0.67%, 3/8/2024 (b)	13,325	13,057
(SOFR + 0.91%), 1.95%, 10/21/2027 (b)	12,799	11,668
(SOFR + 1.11%), 2.64%, 2/24/2028 (b)	29,050	27,089
Macquarie Group Ltd. (Australia)
(ICE LIBOR USD 3 Month + 1.02%), 3.19%, 11/28/2023 (a) (b)	5,005	5,005
(SOFR + 1.07%), 1.34%, 1/12/2027 (a) (b)	5,680	5,086
(SOFR + 0.91%), 1.63%, 9/23/2027 (a) (b)	10,310	9,105
Morgan Stanley
(SOFR + 0.62%), 0.73%, 4/5/2024 (b)	17,970	17,600
(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 4/24/2024 (b)	1,885	1,893
(SOFR + 1.99%), 2.19%, 4/28/2026 (b)	7,750	7,404
(SOFR + 0.86%), 1.51%, 7/20/2027 (b)	18,405	16,640
Nomura Holdings, Inc. (Japan)
1.85%, 7/16/2025	9,235	8,633
1.65%, 7/14/2026	17,065	15,365
UBS Group AG (Switzerland)
(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023 (a) (b)	9,415	9,415
4.13%, 9/24/2025 (a)	7,852	7,899
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 1.36%, 1/30/2027 (a) (b)	2,865	2,584
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.49%, 8/10/2027 (a) (b)	13,560	12,091
		269,019
Chemicals — 0.6%
Alpek SAB de CV (Mexico) 4.25%, 9/18/2029 (c)	3,100	2,875
Axalta Coating Systems LLC 4.75%, 6/15/2027 (a)	2,310	2,200
Braskem Netherlands Finance BV (Brazil) 4.50%, 1/31/2030 (c)	3,250	3,025
Celanese US Holdings LLC
3.50%, 5/8/2024	290	290
1.40%, 8/5/2026	6,110	5,453
Chemours Co. (The)
5.38%, 5/15/2027	726	721
5.75%, 11/15/2028 (a)	1,836	1,813
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	3,280	2,936

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Chemicals — continued
INEOS Quattro Finance 2 plc (United Kingdom) 3.38%, 1/15/2026 (a)	1,785	1,651
NOVA Chemicals Corp. (Canada)
5.00%, 5/1/2025 (a)	951	937
5.25%, 6/1/2027 (a)	1,528	1,486
Rain CII Carbon LLC 7.25%, 4/1/2025 (a)	2,244	2,156
Sasol Financing USA LLC (South Africa) 4.38%, 9/18/2026	1,700	1,559
Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029	2,823	2,534
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (a)	1,970	1,874
WR Grace Holdings LLC
5.63%, 10/1/2024 (a)	1,250	1,244
4.88%, 6/15/2027 (a)	824	770
5.63%, 8/15/2029 (a)	497	407
		33,931
Commercial Services & Supplies — 0.4%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	2,330	1,998
Allied Universal Holdco LLC 4.63%, 6/1/2028 (a)	1,995	1,766
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	1,865	1,817
Bidvest Group UK plc (The) (South Africa) 3.63%, 9/23/2026 (a)	2,000	1,800
Garda World Security Corp. (Canada)
4.63%, 2/15/2027 (a)	1,515	1,363
9.50%, 11/1/2027 (a)	745	700
GFL Environmental, Inc. (Canada) 4.00%, 8/1/2028 (a)	2,975	2,676
Madison IAQ LLC 4.13%, 6/30/2028 (a)	3,240	2,973
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (a)	3,740	3,699
3.38%, 8/31/2027 (a)	1,190	1,065
Stericycle, Inc. 3.88%, 1/15/2029 (a)	1,490	1,353
		21,210
Communications Equipment — 0.1%
CommScope, Inc.
6.00%, 3/1/2026 (a)	5,450	5,328
8.25%, 3/1/2027 (a)	905	796
4.75%, 9/1/2029 (a)	506	448
		6,572
Construction & Engineering — 0.1%
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	3,010	2,763
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	1,330	1,116
Weekley Homes LLC 4.88%, 9/15/2028 (a)	2,500	2,215
		6,094
Construction Materials — 0.1%
Cemex SAB de CV (Mexico) 3.88%, 7/11/2031 (a)	3,188	2,670
Consumer Finance — 2.0%
AerCap Ireland Capital DAC (Ireland)
4.88%, 1/16/2024	9,760	9,830
3.15%, 2/15/2024	3,800	3,708

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
3.50%, 1/15/2025	155	150
6.50%, 7/15/2025	12,075	12,604
1.75%, 1/30/2026	7,120	6,358
2.45%, 10/29/2026	13,070	11,687
Ally Financial, Inc. 5.13%, 9/30/2024	730	753
American Express Co.
3.40%, 2/27/2023	265	267
(ICE LIBOR USD 3 Month + 0.75%), 2.04%, 8/3/2023 (b)	35	35
3.70%, 8/3/2023	35	36
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2023 (a)	3,000	3,020
5.25%, 5/15/2024 (a)	3,926	3,941
5.50%, 1/15/2026 (a)	5,000	4,990
Capital One Financial Corp.
3.90%, 1/29/2024	2,405	2,429
(SOFR + 0.86%), 1.88%, 11/2/2027 (b)	10,440	9,353
Ford Motor Credit Co. LLC
5.13%, 6/16/2025	230	230
4.13%, 8/4/2025	1,485	1,447
3.38%, 11/13/2025	442	423
4.39%, 1/8/2026	1,710	1,655
4.54%, 8/1/2026	1,385	1,359
4.13%, 8/17/2027	4,430	4,197
5.11%, 5/3/2029	3,940	3,840
4.00%, 11/13/2030	1,220	1,098
General Motors Financial Co., Inc. 1.05%, 3/8/2024	5,395	5,170
Global Aircraft Leasing Co. Ltd. (Cayman Islands) 6.50% (Cash), 9/15/2024 (a) (d)	1,165	941
Navient Corp.
5.88%, 10/25/2024	525	527
5.00%, 3/15/2027	160	147
OneMain Finance Corp.
6.88%, 3/15/2025	1,590	1,616
7.13%, 3/15/2026	2,553	2,614
Park Aerospace Holdings Ltd. (Ireland)
4.50%, 3/15/2023 (a)	10,150	10,163
5.50%, 2/15/2024 (a)	17,252	17,409
		121,997
Containers & Packaging — 0.4%
Ardagh Packaging Finance plc
5.25%, 4/30/2025 (a)	400	398
4.13%, 8/15/2026 (a)	1,550	1,442
5.25%, 8/15/2027 (a)	2,440	2,037
Canpack SA (Poland) 3.88%, 11/15/2029 (a)	2,830	2,483
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	1,700	1,394
Graphic Packaging International LLC 1.51%, 4/15/2026 (a)	2,925	2,659
LABL, Inc. 6.75%, 7/15/2026 (a)	2,815	2,717

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Containers & Packaging — continued
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/2024 (a)	3,105	3,067
7.25%, 4/15/2025 (a)	740	715
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	2,000	1,972
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (a)	1,090	987
Trivium Packaging Finance BV (Netherlands) 5.50%, 8/15/2026 (a) (e)	1,765	1,754
		21,625
Diversified Consumer Services — 0.1%
Service Corp. International
4.63%, 12/15/2027	1,155	1,148
3.38%, 8/15/2030	1,665	1,457
		2,605
Diversified Financial Services — 0.3%
Element Fleet Management Corp. (Canada)
1.60%, 4/6/2024 (a)	2,165	2,081
3.85%, 6/15/2025 (a)	14,380	14,311
Fondo MIVIVIENDA SA (Peru) 4.63%, 4/12/2027 (a)	1,350	1,335
		17,727
Diversified Telecommunication Services — 0.7%
Altice France Holding SA (Luxembourg) 6.00%, 2/15/2028 (a)	1,805	1,508
Altice France SA (France)
5.13%, 7/15/2029 (a)	742	648
5.50%, 10/15/2029 (a)	1,197	1,039
CCO Holdings LLC
4.00%, 3/1/2023 (a)	180	179
5.13%, 5/1/2027 (a)	6,538	6,444
5.00%, 2/1/2028 (a)	5,490	5,319
4.25%, 2/1/2031 (a)	4,796	4,231
4.75%, 2/1/2032 (a)	615	547
4.50%, 6/1/2033 (a)	2,720	2,341
4.25%, 1/15/2034 (a)	1,565	1,296
ESC Co., Intelsat Jackson Holdings, Ltd. 5.50%, 8/1/2023 ‡ (f)	1,590	—
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (a)	1,489	1,459
6.75%, 5/1/2029 (a)	1,010	890
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (a)	973	907
Level 3 Financing, Inc. 5.38%, 5/1/2025	450	450
Lumen Technologies, Inc.
5.63%, 4/1/2025	885	879
5.13%, 12/15/2026 (a)	2,890	2,673
4.00%, 2/15/2027 (a)	5,664	5,211
Sprint Capital Corp. 8.75%, 3/15/2032	800	1,039
Telecom Italia Capital SA (Italy) 6.38%, 11/15/2033	2,380	2,172
Virgin Media Secured Finance plc (United Kingdom) 5.50%, 5/15/2029 (a)	975	959
		40,191

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — 2.0%
Ausgrid Finance Pty. Ltd. (Australia) 3.85%, 5/1/2023 (a)	6,087	6,105
Comision Federal de Electricidad (Mexico) 3.35%, 2/9/2031 (a)	3,418	2,752
Edison International
2.40%, 9/15/2022	6,000	5,975
2.95%, 3/15/2023	5,410	5,400
Eskom Holdings SOC Ltd. (South Africa)
6.75%, 8/6/2023 (c)	4,200	4,122
7.13%, 2/11/2025 (c)	1,000	951
Evergy, Inc. 2.45%, 9/15/2024	1,300	1,264
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	23,680	22,375
Indiana Michigan Power Co. Series J, 3.20%, 3/15/2023	20	20
Instituto Costarricense de Electricidad (Costa Rica) 6.75%, 10/7/2031 (a)	1,350	1,304
ITC Holdings Corp. 2.70%, 11/15/2022	5,805	5,809
Jersey Central Power & Light Co. 4.30%, 1/15/2026 (a)	230	230
NPC Ukrenergo (Ukraine) 6.88%, 11/9/2026 (a)	2,432	815
NRG Energy, Inc.
3.75%, 6/15/2024 (a)	10,148	10,062
2.00%, 12/2/2025 (a)	10,000	9,321
6.63%, 1/15/2027	784	805
5.75%, 1/15/2028	1,400	1,404
5.25%, 6/15/2029 (a)	1,185	1,156
Pacific Gas and Electric Co. 1.37%, 3/10/2023	16,985	16,595
PG&E Corp. 5.00%, 7/1/2028	3,717	3,512
Vistra Operations Co. LLC
5.50%, 9/1/2026 (a)	1,389	1,380
3.70%, 1/30/2027 (a)	18,840	17,742
5.63%, 2/15/2027 (a)	2,010	2,011
4.38%, 5/1/2029 (a)	367	342
		121,452
Electrical Equipment — 0.0% ^
Sensata Technologies BV 4.00%, 4/15/2029 (a)	1,130	1,076
Electronic Equipment, Instruments & Components — 0.0% ^
Sensata Technologies, Inc. 4.38%, 2/15/2030 (a)	1,195	1,135
Energy Equipment & Services — 0.1%
Guara Norte SARL (Brazil) 5.20%, 6/15/2034 (a)	3,722	3,155
Nabors Industries Ltd. 7.25%, 1/15/2026 (a)	675	654
Oceaneering International, Inc. 4.65%, 11/15/2024	2,205	2,165
Transocean Guardian Ltd. 5.88%, 1/15/2024 (a)	416	397
Transocean Pontus Ltd. 6.13%, 8/1/2025 (a)	108	106
Transocean Proteus Ltd. 6.25%, 12/1/2024 (a)	135	131
		6,608
Entertainment — 0.1%
Cinemark USA, Inc.
8.75%, 5/1/2025 (a)	270	278
5.25%, 7/15/2028 (a)	2,300	2,067

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Entertainment — continued
Live Nation Entertainment, Inc.
6.50%, 5/15/2027 (a)	410	424
4.75%, 10/15/2027 (a)	2,735	2,612
WMG Acquisition Corp. 3.88%, 7/15/2030 (a)	1,523	1,400
		6,781
Equity Real Estate Investment Trusts (REITs) — 0.7%
American Tower Corp.
3.50%, 1/31/2023	5,305	5,336
3.00%, 6/15/2023	110	110
2.75%, 1/15/2027	3,000	2,800
Iron Mountain, Inc. 4.88%, 9/15/2027 (a)	2,550	2,513
Office Properties Income Trust
2.65%, 6/15/2026	11,480	10,149
2.40%, 2/1/2027	15,380	13,192
RHP Hotel Properties LP 4.75%, 10/15/2027	3,110	2,987
VICI Properties LP
5.63%, 5/1/2024 (a)	1,500	1,516
4.63%, 6/15/2025 (a)	820	800
5.75%, 2/1/2027 (a)	1,065	1,062
		40,465
Food & Staples Retailing — 0.2%
Albertsons Cos., Inc.
4.63%, 1/15/2027 (a)	6,283	6,104
3.50%, 3/15/2029 (a)	258	225
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	1,610	1,583
Rite Aid Corp. 8.00%, 11/15/2026 (a)	3,829	3,172
		11,084
Food Products — 0.7%
Bunge Ltd. Finance Corp.
3.00%, 9/25/2022	100	100
1.63%, 8/17/2025	10,338	9,642
Campbell Soup Co. 3.65%, 3/15/2023	1,018	1,025
Lamb Weston Holdings, Inc.
4.13%, 1/31/2030 (a)	1,663	1,540
4.38%, 1/31/2032 (a)	556	513
Post Holdings, Inc.
5.75%, 3/1/2027 (a)	1,116	1,138
5.63%, 1/15/2028 (a)	946	938
4.63%, 4/15/2030 (a)	3,004	2,695
Viterra Finance BV (Netherlands)
2.00%, 4/21/2026 (a)	14,555	13,020
4.90%, 4/21/2027 (a)	13,020	12,900
		43,511

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Gas Utilities — 0.0% ^
AmeriGas Partners LP
5.63%, 5/20/2024	525	534
5.50%, 5/20/2025	865	856
5.75%, 5/20/2027	710	698
		2,088
Health Care Equipment & Supplies — 0.1%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	2,325	2,263
Mozart Debt Merger Sub, Inc.
3.88%, 4/1/2029 (a)	1,806	1,630
5.25%, 10/1/2029 (a)	1,812	1,604
		5,497
Health Care Providers & Services — 0.9%
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	2,425	2,398
5.00%, 4/15/2029 (a)	100	97
Aetna, Inc.
2.75%, 11/15/2022	223	223
2.80%, 6/15/2023	60	60
Anthem, Inc. 2.95%, 12/1/2022	75	75
Centene Corp. 4.63%, 12/15/2029	8,270	8,150
Community Health Systems, Inc.
5.63%, 3/15/2027 (a)	2,398	2,234
6.00%, 1/15/2029 (a)	1,644	1,490
5.25%, 5/15/2030 (a)	1,439	1,240
4.75%, 2/15/2031 (a)	3,390	2,735
DaVita, Inc. 4.63%, 6/1/2030 (a)	4,315	3,749
Encompass Health Corp.
4.75%, 2/1/2030	2,255	2,063
4.63%, 4/1/2031	1,375	1,219
HCA, Inc.
5.38%, 2/1/2025	180	186
5.88%, 2/1/2029	4,965	5,250
Highmark, Inc. 1.45%, 5/10/2026 (a)	13,265	12,116
Tenet Healthcare Corp.
4.88%, 1/1/2026 (a)	4,896	4,885
6.25%, 2/1/2027 (a)	2,975	2,975
4.63%, 6/15/2028 (a)	455	438
4.25%, 6/1/2029 (a)	923	867
		52,450
Health Care Technology — 0.0% ^
IQVIA, Inc. 5.00%, 5/15/2027 (a)	1,910	1,911
Hotels, Restaurants & Leisure — 0.7%
1011778 BC ULC (Canada) 3.88%, 1/15/2028 (a)	3,035	2,864
Boyd Gaming Corp.
8.63%, 6/1/2025 (a)	455	475

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
4.75%, 12/1/2027	1,360	1,323
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	2,065	1,920
Caesars Entertainment, Inc.
6.25%, 7/1/2025 (a)	2,726	2,761
4.63%, 10/15/2029 (a)	1,061	905
Carnival Corp.
9.88%, 8/1/2027 (a)	2,081	2,206
4.00%, 8/1/2028 (a)	1,083	982
6.00%, 5/1/2029 (a)	2,224	1,879
Cedar Fair LP
5.50%, 5/1/2025 (a)	550	558
5.38%, 4/15/2027	1,311	1,279
5.25%, 7/15/2029	1,665	1,606
Gohl Capital Ltd. (Malaysia) 4.25%, 1/24/2027 (c)	5,000	4,635
Hilton Domestic Operating Co., Inc.
5.38%, 5/1/2025 (a)	920	934
3.75%, 5/1/2029 (a)	1,030	943
4.00%, 5/1/2031 (a)	126	116
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	1,435	1,443
KFC Holding Co. 4.75%, 6/1/2027 (a)	1,240	1,234
Marriott Ownership Resorts, Inc.
4.75%, 1/15/2028	390	359
4.50%, 6/15/2029 (a)	1,805	1,604
MGM Resorts International
5.75%, 6/15/2025	629	626
5.50%, 4/15/2027	1,192	1,162
Royal Caribbean Cruises Ltd.
9.13%, 6/15/2023 (a)	1,810	1,846
11.50%, 6/1/2025 (a)	164	178
Six Flags Entertainment Corp. 4.88%, 7/31/2024 (a)	2,115	2,078
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	1,045	1,082
Station Casinos LLC 4.50%, 2/15/2028 (a)	1,850	1,674
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	1,500	1,541
Wynn Las Vegas LLC 5.50%, 3/1/2025 (a)	390	381
Wynn Resorts Finance LLC
7.75%, 4/15/2025 (a)	1,320	1,344
5.13%, 10/1/2029 (a)	1,900	1,685
Yum! Brands, Inc. 4.63%, 1/31/2032	748	698
		44,321
Household Durables — 0.4%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	1,860	1,901
Controladora Mabe SA de CV (Mexico) 5.60%, 10/23/2028 (c)	1,400	1,415
Lennar Corp.
4.88%, 12/15/2023	150	152
5.25%, 6/1/2026	2,965	3,052
4.75%, 11/29/2027	6,500	6,536

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Household Durables — continued
PulteGroup, Inc. 5.50%, 3/1/2026	9,819	10,255
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (a)	3,735	3,262
		26,573
Household Products — 0.1%
Central Garden & Pet Co.
5.13%, 2/1/2028	1,010	964
4.13%, 10/15/2030	1,256	1,112
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	1,350	1,191
4.38%, 3/31/2029 (a)	2,130	1,801
Spectrum Brands, Inc.
5.75%, 7/15/2025	65	65
5.00%, 10/1/2029 (a)	1,840	1,725
5.50%, 7/15/2030 (a)	1,367	1,264
		8,122
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp.
4.50%, 2/15/2028 (a)	1,745	1,668
5.13%, 3/15/2028 (a)	1,510	1,409
Termocandelaria Power Ltd. (Colombia) 7.88%, 1/30/2029 (c)	1,445	1,382
		4,459
Insurance — 0.4%
Athene Global Funding
3.00%, 7/1/2022 (a)	5,165	5,172
1.45%, 1/8/2026 (a)	6,929	6,271
2.95%, 11/12/2026 (a)	7,071	6,649
Reliance Standard Life Global Funding II
2.63%, 7/22/2022 (a)	2,415	2,417
2.15%, 1/21/2023 (a)	4,505	4,486
3.85%, 9/19/2023 (a)	45	45
		25,040
Internet & Direct Marketing Retail — 0.1%
B2W Digital Lux SARL (Brazil) 4.38%, 12/20/2030 (c)	4,300	3,449
MercadoLibre, Inc. (Brazil) 2.38%, 1/14/2026	3,300	2,971
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	1,570	1,334
		7,754
IT Services — 0.1%
Arches Buyer, Inc.
4.25%, 6/1/2028 (a)	1,100	1,004
6.13%, 12/1/2028 (a)	970	815
Block, Inc.
2.75%, 6/1/2026 (a)	1,224	1,129
3.50%, 6/1/2031 (a)	404	346
Gartner, Inc.
4.50%, 7/1/2028 (a)	1,740	1,692

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
IT Services — continued
3.75%, 10/1/2030 (a)	1,807	1,676
Presidio Holdings, Inc. 4.88%, 2/1/2027 (a)	1,710	1,671
		8,333
Leisure Products — 0.0% ^
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	1,000	860
Life Sciences Tools & Services — 0.0% ^
Charles River Laboratories International, Inc. 3.75%, 3/15/2029 (a)	2,475	2,293
Machinery — 0.0% ^
TK Elevator US Newco, Inc. (Germany) 5.25%, 7/15/2027 (a)	1,350	1,316
Media — 1.1%
Altice Financing SA (Luxembourg)
5.00%, 1/15/2028 (a)	900	815
5.75%, 8/15/2029 (a)	1,363	1,220
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a)	4,540	4,172
7.75%, 4/15/2028 (a)	832	698
CSC Holdings LLC
5.38%, 2/1/2028 (a)	1,615	1,534
6.50%, 2/1/2029 (a)	5,165	5,086
Diamond Sports Group LLC 5.38%, 8/15/2026 (a)	977	322
Directv Financing LLC 5.88%, 8/15/2027 (a)	2,636	2,486
DISH DBS Corp.
5.88%, 7/15/2022	820	820
5.88%, 11/15/2024	1,524	1,401
7.75%, 7/1/2026	7,455	6,374
5.25%, 12/1/2026 (a)	3,435	2,906
5.75%, 12/1/2028 (a)	1,045	853
Gray Escrow II, Inc. 5.38%, 11/15/2031 (a)	2,393	2,179
Gray Television, Inc. 7.00%, 5/15/2027 (a)	350	353
iHeartCommunications, Inc.
6.38%, 5/1/2026	1,315	1,296
8.38%, 5/1/2027	1,990	1,867
5.25%, 8/15/2027 (a)	1,295	1,218
Lamar Media Corp.
3.75%, 2/15/2028	110	103
4.88%, 1/15/2029	1,820	1,788
4.00%, 2/15/2030	75	69
News Corp. 3.88%, 5/15/2029 (a)	2,378	2,200
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	1,350	1,347
4.75%, 11/1/2028 (a)	2,181	2,056
Outfront Media Capital LLC 6.25%, 6/15/2025 (a)	2,007	1,997
Scripps Escrow II, Inc.
3.88%, 1/15/2029 (a)	690	624
5.38%, 1/15/2031 (a)	1,315	1,152
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	455	431

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
Sinclair Television Group, Inc.
5.13%, 2/15/2027 (a)	1,495	1,313
4.13%, 12/1/2030 (a)	1,045	888
Sirius XM Radio, Inc.
4.00%, 7/15/2028 (a)	3,583	3,323
5.50%, 7/1/2029 (a)	4,460	4,430
Stagwell Global LLC 5.63%, 8/15/2029 (a)	3,205	2,900
Summer BC Bidco B LLC 5.50%, 10/31/2026 (a)	800	745
Univision Communications, Inc. 4.50%, 5/1/2029 (a)	2,465	2,259
Videotron Ltd. (Canada) 5.13%, 4/15/2027 (a)	2,524	2,458
		65,683
Metals & Mining — 0.4%
Alcoa Nederland Holding BV
5.50%, 12/15/2027 (a)	925	930
6.13%, 5/15/2028 (a)	2,150	2,182
Allegheny Technologies, Inc. 5.88%, 12/1/2027	2,200	2,122
Arconic Corp.
6.00%, 5/15/2025 (a)	1,409	1,441
6.13%, 2/15/2028 (a)	1,978	1,939
Cleveland-Cliffs, Inc.
6.75%, 3/15/2026 (a)	2,451	2,555
5.88%, 6/1/2027	670	665
Constellium SE 5.88%, 2/15/2026 (a)	956	946
CSN Inova Ventures (Brazil) 6.75%, 1/28/2028 (c)	2,000	1,952
FMG Resources August 2006 Pty. Ltd. (Australia) 4.50%, 9/15/2027 (a)	1,835	1,770
Kaiser Aluminum Corp. 4.63%, 3/1/2028 (a)	2,135	1,963
Novelis Corp.
3.25%, 11/15/2026 (a)	802	736
4.75%, 1/30/2030 (a)	1,690	1,603
3.88%, 8/15/2031 (a)	402	351
		21,155
Multiline Retail — 0.1%
NMG Holding Co., Inc. 7.13%, 4/1/2026 (a)	3,000	2,975
Nordstrom, Inc. 2.30%, 4/8/2024	2,070	1,987
		4,962
Multi-Utilities — 0.1%
Empresas Publicas de Medellin ESP (Colombia) 4.25%, 7/18/2029 (c)	3,000	2,458
Public Service Enterprise Group, Inc. 2.65%, 11/15/2022	75	75
Puget Energy, Inc. 2.38%, 6/15/2028	4,515	4,021
		6,554
Oil, Gas & Consumable Fuels — 2.8%
Antero Midstream Partners LP
7.88%, 5/15/2026 (a)	1,810	1,915
5.38%, 6/15/2029 (a)	762	764

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Antero Resources Corp.
7.63%, 2/1/2029 (a)	1,420	1,539
5.38%, 3/1/2030 (a)	650	659
APA Infrastructure Ltd. (Australia) 4.20%, 3/23/2025 (a)	3,088	3,098
Azure Power Energy Ltd. (India) 3.58%, 8/19/2026 (a)	1,927	1,711
Baytex Energy Corp. (Canada) 5.63%, 6/1/2024 (a)	1,054	1,054
Buckeye Partners LP
4.15%, 7/1/2023	605	608
4.13%, 3/1/2025 (a)	260	256
4.13%, 12/1/2027	530	493
4.50%, 3/1/2028 (a)	725	675
Cenovus Energy, Inc. (Canada) 5.38%, 7/15/2025	870	908
Cheniere Energy Partners LP 4.50%, 10/1/2029	2,515	2,454
Cheniere Energy, Inc. 4.63%, 10/15/2028	545	529
Chesapeake Energy Corp. 6.75%, 4/15/2029 (a)	2,910	3,067
CNX Resources Corp. 7.25%, 3/14/2027 (a)	2,875	3,005
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	2,411	2,408
Crestwood Midstream Partners LP 5.75%, 4/1/2025	2,350	2,330
DCP Midstream Operating LP
5.38%, 7/15/2025	925	948
5.63%, 7/15/2027	1,175	1,214
Devon Energy Corp. 5.25%, 9/15/2024	1,333	1,376
DT Midstream, Inc. 4.13%, 6/15/2029 (a)	2,721	2,548
Ecopetrol SA (Colombia) 5.38%, 6/26/2026	2,600	2,573
Enbridge, Inc. (Canada) 2.90%, 7/15/2022	75	75
Energean Israel Finance Ltd. (Israel)
4.50%, 3/30/2024 (c)	1,744	1,711
4.88%, 3/30/2026 (c)	1,363	1,288
Energy Transfer LP 4.05%, 3/15/2025	14,000	14,031
EnLink Midstream Partners LP
4.40%, 4/1/2024	985	984
4.15%, 6/1/2025	2,065	2,065
EQM Midstream Partners LP
4.75%, 7/15/2023	305	310
4.00%, 8/1/2024	965	967
6.50%, 7/1/2027 (a)	1,490	1,490
4.50%, 1/15/2029 (a)	1,252	1,110
4.75%, 1/15/2031 (a)	527	457
Genesis Energy LP
6.50%, 10/1/2025	620	599
6.25%, 5/15/2026	1,923	1,784
7.75%, 2/1/2028	222	214
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (a)	24,782	23,449
Greenko Dutch BV (India) 3.85%, 3/29/2026 (a)	4,016	3,654
Gulfport Energy Corp.
8.00%, 5/17/2026	23	24
8.00%, 5/17/2026 (a)	514	531

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Gulfport Energy Operating Corp.
6.63%, 5/1/2023 ‡ (f)	660	—
6.00%, 10/15/2024 ‡ (f)	1,080	—
Hess Midstream Operations LP 5.63%, 2/15/2026 (a)	1,020	1,041
Leviathan Bond Ltd. (Israel)
6.13%, 6/30/2025 (c)	2,700	2,685
6.50%, 6/30/2027 (c)	1,850	1,831
Lundin Energy Finance BV (Netherlands) 2.00%, 7/15/2026 (a)	16,355	14,878
MEG Energy Corp. (Canada) 7.13%, 2/1/2027 (a)	1,613	1,688
NGL Energy Operating LLC 7.50%, 2/1/2026 (a)	1,640	1,537
NuStar Logistics LP
5.75%, 10/1/2025	1,282	1,295
6.00%, 6/1/2026	985	993
5.63%, 4/28/2027	960	963
6.38%, 10/1/2030	172	168
Occidental Petroleum Corp.
8.00%, 7/15/2025	373	407
8.50%, 7/15/2027	874	1,014
6.38%, 9/1/2028	172	186
8.88%, 7/15/2030	449	561
6.63%, 9/1/2030	1,642	1,841
6.13%, 1/1/2031	1,552	1,684
7.88%, 9/15/2031	770	932
Oil and Gas Holding Co. BSCC (The) (Bahrain) 7.63%, 11/7/2024 (c)	1,000	1,041
Peru LNG Srl (Peru) 5.38%, 3/22/2030 (c)	2,300	2,018
Petroleos Mexicanos (Mexico)
4.25%, 1/15/2025	3,000	2,873
4.50%, 1/23/2026	3,800	3,543
6.88%, 8/04/2026	3,950	3,889
6.49%, 1/23/2027	3,000	2,866
Range Resources Corp.
4.88%, 5/15/2025	2,025	2,060
4.75%, 2/15/2030 (a)	680	665
Sabine Pass Liquefaction LLC 5.88%, 6/30/2026	13,576	14,339
Southwestern Energy Co.
5.38%, 2/1/2029	2,390	2,404
5.38%, 3/15/2030	1,368	1,385
4.75%, 2/1/2032	337	329
Sunoco LP 4.50%, 5/15/2029	1,815	1,690
Tallgrass Energy Partners LP
7.50%, 10/1/2025 (a)	2,070	2,132
6.00%, 12/31/2030 (a)	1,170	1,054
Western Midstream Operating LP
3.60%, 2/1/2025 (e)	410	400
4.55%, 2/1/2030 (e)	2,045	1,955
		169,222

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Paper & Forest Products — 0.0% ^
Fibria Overseas Finance Ltd. (Brazil) 5.50%, 1/17/2027	2,000	2,042
Personal Products — 0.1%
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	2,569	2,499
Natura Cosmeticos SA (Brazil) 4.13%, 5/3/2028 (a)	1,764	1,591
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	970	931
		5,021
Pharmaceuticals — 0.4%
Bausch Health Americas, Inc. 9.25%, 4/1/2026 (a)	4,880	4,090
Bausch Health Cos., Inc.
5.75%, 8/15/2027 (a)	2,645	2,336
5.00%, 1/30/2028 (a)	4,019	2,565
4.88%, 6/1/2028 (a)	6,083	5,226
5.25%, 1/30/2030 (a)	208	122
5.25%, 2/15/2031 (a)	420	246
Jazz Securities DAC 4.38%, 1/15/2029 (a)	1,809	1,746
Organon & Co.
4.13%, 4/30/2028 (a)	1,314	1,260
5.13%, 4/30/2031 (a)	1,627	1,564
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a)	3,220	2,519
Viatris, Inc. 1.65%, 6/22/2025	5,285	4,873
		26,547
Real Estate Management & Development — 0.1%
Kennedy-Wilson, Inc. 4.75%, 3/1/2029	2,450	2,199
Realogy Group LLC 5.75%, 1/15/2029 (a)	905	807
Vanke Real Estate Hong Kong Co. Ltd. (China) 3.98%, 11/9/2027 (c)	2,600	2,389
		5,395
Road & Rail — 0.7%
Avis Budget Car Rental LLC 5.75%, 7/15/2027 (a)	2,285	2,212
Georgian Railway JSC (Georgia) 4.00%, 6/17/2028 (a)	2,849	2,416
Hertz Corp. (The) 4.63%, 12/1/2026 (a)	2,730	2,499
Ryder System, Inc. 3.35%, 9/1/2025	4,405	4,335
Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026 (a)	28,075	25,778
Uber Technologies, Inc. 7.50%, 5/15/2025 (a)	1,450	1,496
		38,736
Semiconductors & Semiconductor Equipment — 0.5%
ams-OSRAM AG (Austria) 7.00%, 7/31/2025 (a)	2,210	2,203
Broadcom Corp. 3.88%, 1/15/2027	3,020	2,970
Entegris, Inc. 4.38%, 4/15/2028 (a)	1,145	1,068
Microchip Technology, Inc. 4.25%, 9/1/2025	20,000	19,896
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	2,880	2,732
		28,869
Software — 0.1%
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	1,860	1,687

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Software — continued
NCR Corp.
5.75%, 9/1/2027 (a)	1,950	1,889
5.13%, 4/15/2029 (a)	1,653	1,576
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	1,860	1,859
		7,011
Specialty Retail — 0.3%
Asbury Automotive Group, Inc. 4.50%, 3/1/2028	2,135	2,011
Bath & Body Works, Inc.
5.25%, 2/1/2028	1,060	1,012
7.50%, 6/15/2029	895	931
6.88%, 11/1/2035	1,190	1,079
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	1,585	1,161
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	1,785	1,626
Lithia Motors, Inc.
4.63%, 12/15/2027 (a)	849	836
3.88%, 6/1/2029 (a)	1,030	951
Penske Automotive Group, Inc.
3.50%, 9/1/2025	1,200	1,174
3.75%, 6/15/2029	1,100	986
PetSmart, Inc. 4.75%, 2/15/2028 (a)	3,381	3,111
SRS Distribution, Inc. 4.63%, 7/1/2028 (a)	1,815	1,670
Staples, Inc.
7.50%, 4/15/2026 (a)	2,742	2,532
10.75%, 4/15/2027 (a)	750	615
		19,695
Technology Hardware, Storage & Peripherals — 0.0% ^
Seagate HDD Cayman
3.13%, 7/15/2029	1,135	993
4.13%, 1/15/2031	1,060	977
		1,970
Textiles, Apparel & Luxury Goods — 0.0% ^
William Carter Co. (The) 5.63%, 3/15/2027 (a)	890	885
Thrifts & Mortgage Finance — 1.1%
BPCE SA (France)
(ICE LIBOR USD 3 Month + 1.24%), 2.04%, 9/12/2023 (a) (b)	250	252
4.63%, 7/11/2024 (a)	7,000	7,065
2.38%, 1/14/2025 (a)	3,855	3,701
4.50%, 3/15/2025 (a)	14,422	14,430
(SOFR + 1.52%), 1.65%, 10/6/2026 (a) (b)	17,305	15,776
Nationstar Mortgage Holdings, Inc. 6.00%, 1/15/2027 (a)	2,250	2,182
Nationwide Building Society (United Kingdom)
(ICE LIBOR USD 3 Month + 1.06%), 3.77%, 3/8/2024 (a) (b)	1,000	1,001
4.00%, 9/14/2026 (a)	17,858	17,409

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Thrifts & Mortgage Finance — continued
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	912	816
3.63%, 3/1/2029 (a)	2,890	2,501
		65,133
Tobacco — 0.4%
BAT Capital Corp. (United Kingdom)
2.79%, 9/6/2024	9,615	9,435
4.70%, 4/2/2027	2,760	2,741
BAT International Finance plc (United Kingdom) 1.67%, 3/25/2026	5,320	4,804
Imperial Brands Finance plc (United Kingdom) 3.13%, 7/26/2024 (a)	8,410	8,230
		25,210
Trading Companies & Distributors — 1.3%
Air Lease Corp.
2.63%, 7/1/2022	485	485
2.75%, 1/15/2023	2,110	2,106
3.88%, 7/3/2023	3,000	3,009
2.30%, 2/1/2025	12,700	12,048
3.38%, 7/1/2025	3,960	3,838
2.88%, 1/15/2026	17,365	16,342
Aviation Capital Group LLC
5.50%, 12/15/2024 (a)	4,935	5,018
4.13%, 8/1/2025 (a)	3,300	3,218
4.88%, 10/1/2025 (a)	3,196	3,183
1.95%, 1/30/2026 (a)	21,621	19,330
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	1,920	1,925
Imola Merger Corp. 4.75%, 5/15/2029 (a)	2,892	2,715
United Rentals North America, Inc.
4.88%, 1/15/2028	3,040	3,032
5.25%, 1/15/2030	500	500
WESCO Distribution, Inc. 7.13%, 6/15/2025 (a)	3,362	3,491
		80,240
Wireless Telecommunication Services — 0.2%
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	2,632	2,592
Kenbourne Invest SA (Chile) 6.88%, 11/26/2024 (c)	4,100	3,910
Sprint Corp. 7.63%, 3/1/2026	3,529	3,906
T-Mobile USA, Inc. 4.75%, 2/1/2028	3,388	3,398
Vodafone Group plc (United Kingdom) 4.13%, 5/30/2025	135	137
		13,943
Total Corporate Bonds (Cost $2,661,300)		2,474,930
Asset-Backed Securities — 18.4%
ACC Trust Series 2022-1, Class B, 2.55%, 2/20/2025 (a)	8,086	7,815
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 ‡ (a)	3,505	3,252
Affirm Asset Securitization Trust Series 2021-A, Class A, 0.88%, 8/15/2025 (a)	3,500	3,444
AIMCO CLO Ltd. (Cayman Islands) Series 2019-10A, Class AR, 2.20%, 7/22/2032 (a) (g)	7,200	7,079

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (a)	20,613	18,614
American Credit Acceptance Receivables Trust
Series 2018-2, Class E, 5.16%, 9/10/2024 (a)	750	752
Series 2018-3, Class E, 5.17%, 10/15/2024 (a)	605	607
Series 2019-1, Class E, 4.84%, 4/14/2025 (a)	5,500	5,557
Series 2019-3, Class D, 2.89%, 9/12/2025 (a)	913	914
Series 2019-3, Class E, 3.80%, 9/12/2025 (a)	577	576
Series 2019-4, Class E, 3.85%, 12/12/2025 (a)	3,340	3,333
Series 2020-1, Class E, 3.32%, 3/13/2026 (a)	7,550	7,474
Series 2020-3, Class E, 3.88%, 8/13/2026 (a)	5,700	5,667
Series 2021-1, Class D, 1.14%, 3/15/2027 (a)	5,614	5,361
Series 2021-1, Class E, 2.29%, 3/15/2027 (a)	8,040	7,684
Series 2021-2, Class D, 1.34%, 7/13/2027 (a)	8,400	7,980
Americredit Automobile Receivables Trust Series 2019-1, Class C, 3.36%, 2/18/2025	750	751
AMSR Trust
Series 2021-SFR1, Class C, 2.35%, 6/17/2038 ‡ (a)	581	502
Series 2021-SFR2, Class C, 1.88%, 8/17/2038 ‡ (a)	2,853	2,517
Series 2021-SFR3, Class E1, 2.33%, 10/17/2038 ‡ (a)	2,700	2,384
Series 2021-SFR3, Class E2, 2.43%, 10/17/2038 ‡ (a)	5,500	4,854
Series 2021-SFR4, Class E1, 2.97%, 12/17/2038 ‡ (a)	1,821	1,630
Amur Equipment Finance Receivables X LLC Series 2022-1A, Class D, 2.91%, 8/21/2028 ‡ (a)	3,210	3,010
Apidos CLO (Cayman Islands) Series 2019-31A, Class A1R, 2.14%, 4/15/2031 (a) (g)	7,406	7,278
Aqua Finance Trust
Series 2020-AA, Class A, 1.90%, 7/17/2046 (a)	1,923	1,858
Series 2021-A, Class B, 2.40%, 7/17/2046 ‡ (a)	2,187	1,898
Ares CLO Ltd. (Cayman Islands) Series 2016-40A, Class A1RR, 1.91%, 1/15/2029 (a) (g)	13,457	13,276
Atlas Senior Loan Fund (Cayman Islands) Series 2019-13A, Class A1NR, 2.22%, 4/22/2031 (a) (g)	5,550	5,441
BSPRT Issuer Ltd. (Cayman Islands) Series 2021-FL7, Class C, 3.17%, 12/15/2038 (a) (g)	6,000	5,837
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 (a)	3,046	2,826
Series 2021-1A, Class A, 2.16%, 4/15/2036 (a)	9,841	8,847
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands) Series 2015-1A, Class AR3, 2.04%, 7/20/2031 (a) (g)	4,400	4,329
CarNow Auto Receivables Trust
Series 2021-1A, Class A, 0.97%, 10/15/2024 (a)	290	290
Series 2021-1A, Class C, 2.16%, 2/17/2026 (a)	2,154	2,098
Series 2021-2A, Class D, 2.25%, 3/15/2027 (a)	7,190	6,837
Series 2022-1A, Class D, 5.79%, 9/15/2027 (a)	6,145	6,222
CARS-DB4 LP
Series 2020-1A, Class A4, 3.19%, 2/15/2050 (a)	1,493	1,430
Series 2020-1A, Class B1, 4.17%, 2/15/2050 ‡ (a)	1,500	1,432
Carvana Auto Receivables Trust
Series 2019-4A, Class D, 3.07%, 7/15/2025 (a)	1,821	1,813
Series 2020-N1A, Class D, 3.43%, 1/15/2026 (a)	4,200	4,182
Cascade MH Asset Trust Series 2019-MH1, Class A, 4.00%, 11/25/2044 (a) (g)	3,854	3,691
CF Hippolyta LLC Series 2021-1A, Class B1, 1.98%, 3/15/2061 ‡ (a)	2,296	2,022
CIFC Funding Ltd. (Cayman Islands) Series 2012-2RA, Class A1, 1.86%, 1/20/2028 (a) (g)	494	488
CIG Auto Receivables Trust
Series 2019-1A, Class B, 3.59%, 8/15/2024 (a)	502	502

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2020-1A, Class B, 1.55%, 1/13/2025 (a)	9,500	9,478
Consumer Underlying Bond Securitization Series 2018-1, Class A, 4.79%, 2/17/2026 (a)	428	428
Continental Finance Credit Card ABS Master Trust Series 2021-A, Class A, 2.55%, 12/17/2029 (a)	3,100	2,930
CPS Auto Receivables Trust
Series 2018-C, Class D, 4.40%, 6/17/2024 (a)	193	193
Series 2018-B, Class E, 5.61%, 12/16/2024 (a)	5,687	5,719
Series 2019-B, Class E, 5.00%, 3/17/2025 (a)	6,500	6,585
Series 2018-D, Class E, 5.82%, 6/16/2025 (a)	12,215	12,347
Series 2019-D, Class D, 2.72%, 9/15/2025 (a)	2,100	2,089
Series 2019-D, Class E, 3.86%, 10/15/2025 (a)	13,013	12,855
Series 2020-A, Class C, 2.54%, 12/15/2025 (a)	735	735
Series 2020-A, Class D, 2.90%, 12/15/2025 (a)	5,500	5,495
Series 2020-A, Class E, 4.09%, 12/15/2025 (a)	2,000	1,954
Series 2019-A, Class E, 5.81%, 3/16/2026 (a)	8,750	8,903
Series 2020-C, Class D, 2.41%, 11/16/2026 (a)	3,500	3,431
Series 2021-A, Class D, 1.16%, 12/15/2026 (a)	2,875	2,739
Series 2020-C, Class E, 4.22%, 5/17/2027 (a)	18,450	17,979
Series 2021-C, Class C, 1.21%, 6/15/2027 (a)	10,720	10,314
Series 2021-D, Class D, 2.31%, 12/15/2027 (a)	15,550	14,507
Series 2022-A, Class D, 2.84%, 4/16/2029 (a)	11,479	10,601
Credit Acceptance Auto Loan Trust
Series 2021-2A, Class B, 1.26%, 4/15/2030 (a)	6,000	5,601
Series 2021-2A, Class C, 1.64%, 6/17/2030 (a)	2,500	2,319
Series 2021-3A, Class B, 1.38%, 7/15/2030 (a)	3,400	3,182
Series 2021-3A, Class C, 1.63%, 9/16/2030 (a)	2,500	2,329
Crossroads Asset Trust Series 2021-A, Class A2, 0.82%, 3/20/2024 (a)	1,005	991
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (a)	9,333	8,468
Diamond Resorts Owner Trust Series 2021-1A, Class C, 2.70%, 11/21/2033 (a)	668	633
Drive Auto Receivables Trust
Series 2018-3, Class D, 4.30%, 9/16/2024	108	109
Series 2019-3, Class C, 2.90%, 8/15/2025	380	381
Series 2018-4, Class D, 4.09%, 1/15/2026	226	228
DRIVEN BRANDS FUNDING LLC Series 2021-1A, Class A2, 2.79%, 10/20/2051 (a)	11,229	9,730
DT Auto Owner Trust
Series 2020-1A, Class D, 2.55%, 11/17/2025 (a)	3,735	3,659
Series 2020-3A, Class D, 1.84%, 6/15/2026 (a)	1,750	1,683
Series 2021-1A, Class D, 1.16%, 11/16/2026 (a)	1,567	1,477
Series 2021-2A, Class D, 1.50%, 2/16/2027 (a)	3,611	3,385
Series 2020-1A, Class E, 3.48%, 2/16/2027 (a)	10,000	9,829
Series 2021-3A, Class D, 1.31%, 5/17/2027 (a)	18,750	17,127
Series 2021-4A, Class D, 1.99%, 9/15/2027 (a)	7,714	7,107
Elara HGV Timeshare Issuer LLC Series 2021-A, Class B, 1.74%, 8/27/2035 ‡ (a)	4,140	3,852
Exeter Automobile Receivables Trust
Series 2019-3A, Class C, 2.79%, 5/15/2024 (a)	160	160
Series 2018-3A, Class E, 5.43%, 8/15/2024 (a)	3,385	3,430
Series 2019-3A, Class D, 3.11%, 8/15/2025 (a)	620	619
Series 2020-2A, Class D, 4.73%, 4/15/2026 (a)	5,000	5,058
Series 2020-3A, Class E, 3.44%, 8/17/2026 (a)	4,203	4,130

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2019-3A, Class E, 4.00%, 8/17/2026 (a)	810	804
Series 2019-4A, Class E, 3.56%, 10/15/2026 (a)	13,000	12,807
Series 2021-1A, Class D, 1.08%, 11/16/2026	5,391	5,164
Series 2020-1A, Class E, 3.74%, 1/15/2027 (a)	865	851
Series 2021-2A, Class D, 1.40%, 4/15/2027	13,533	12,646
Series 2021-4A, Class D, 1.96%, 1/17/2028	15,065	13,875
First Investors Auto Owner Trust Series 2021-1A, Class C, 1.17%, 3/15/2027 (a)	2,250	2,128
FirstKey Homes Trust Series 2021-SFR3, Class E1, 2.99%, 12/17/2038 (a)	6,000	5,398
Flagship Credit Auto Trust
Series 2017-4, Class D, 3.58%, 1/15/2024 (a)	193	194
Series 2021-1, Class D, 1.27%, 3/15/2027 (a)	4,361	4,041
Foundation Finance Trust Series 2021-1A, Class A, 1.27%, 5/15/2041 (a)	12,937	12,080
Freed ABS Trust
Series 2020-2CP, Class B, 5.50%, 6/18/2027 ‡ (a)	271	271
Series 2021-1CP, Class B, 1.41%, 3/20/2028 ‡ (a)	1,815	1,800
FREED ABS Trust
Series 2019-1, Class C, 5.39%, 6/18/2026 ‡ (a)	2,040	2,042
Series 2019-2, Class C, 4.86%, 11/18/2026 (a)	6,134	6,144
Series 2021-3FP, Class B, 1.01%, 11/20/2028 ‡ (a)	4,333	4,212
FRTKL
Series 2021-SFR1, Class D, 2.17%, 9/17/2038 (a)	6,762	5,983
Series 2021-SFR1, Class E1, 2.37%, 9/17/2038 ‡ (a)	3,750	3,282
Galaxy CLO Ltd. (Cayman Islands)
Series 2015-19A, Class A1RR, 2.13%, 7/24/2030 (a) (g)	13,750	13,550
Series 2013-15A, Class ARR, 2.01%, 10/15/2030 (a) (g)	15,398	15,124
GLS Auto Receivables Issuer Trust
Series 2019-4A, Class B, 2.78%, 9/16/2024 (a)	778	778
Series 2020-4A, Class D, 1.64%, 10/15/2026 (a)	3,000	2,882
Series 2021-3A, Class D, 1.48%, 7/15/2027 (a)	9,800	8,935
GLS Auto Receivables Trust Series 2018-2A, Class C, 4.17%, 4/15/2024 (a)	89	89
Goldman Home Improvement Trust Issuer Trust Series 2021-GRN2, Class A, 1.15%, 6/25/2051 (a)	18,912	17,876
Home Partners of America Trust
Series 2021-2, Class E1, 2.85%, 12/17/2026 (a)	9,843	8,765
Series 2021-3, Class E1, 3.20%, 1/17/2041 ‡ (a)	485	433
Lendbuzz Securitization Trust Series 2021-1A, Class A, 1.46%, 6/15/2026 (a)	10,595	10,352
Lendingpoint Asset Securitization Trust
Series 2021-A, Class B, 1.46%, 12/15/2028 (a)	4,708	4,571
Series 2022-A, Class C, 2.82%, 6/15/2029 ‡ (a)	11,700	11,248
LendingPoint Asset Securitization Trust
Series 2020-REV1, Class A, 2.73%, 10/15/2028 (a)	12,000	11,835
Series 2020-REV1, Class B, 4.49%, 10/15/2028 ‡ (a)	10,356	10,334
LendingPoint Pass-Through Trust Series 2022-ST1, Class A, 2.50%, 3/15/2028 (a)	2,723	2,640
Lendmark Funding Trust
Series 2019-2A, Class A, 2.78%, 4/20/2028 (a)	12,030	11,912
Series 2021-1A, Class B, 2.47%, 11/20/2031 (a)	2,750	2,356
Series 2021-2A, Class A, 2.00%, 4/20/2032 (a)	4,444	3,889
Mariner Finance Issuance Trust Series 2021-AA, Class A, 1.86%, 3/20/2036 (a)	6,885	6,150
ME Funding LLC Series 2019-1, Class A2, 6.45%, 7/30/2049 (a)	731	734

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Mercury Financial Credit Card Master Trust
Series 2021-1A, Class A, 1.54%, 3/20/2026 (a)	9,630	9,286
Series 2021-1A, Class B, 2.33%, 3/20/2026 (a)	2,000	1,921
Morgan Stanley ABS Capital I, Inc. Trust Series 2004-SD1, Class A, 1.81%, 8/25/2034 ‡ (g)	271	263
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands) Series 2020-37A, Class AR, 2.03%, 7/20/2031 (a) (g)	15,398	15,129
New Residential Mortgage Loan Trust Series 2022-SFR1, Class E1, 3.55%, 2/17/2039 ‡ (a)	2,730	2,495
Newark BSL CLO 2 Ltd. (Cayman Islands) Series 2017-1A, Class A1R, 2.15%, 7/25/2030 (a) (g)	7,636	7,528
NMEF Funding LLC Series 2021-A, Class B, 1.85%, 12/15/2027 ‡ (a)	2,416	2,292
NRZ Excess Spread-Collateralized Notes
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (a)	12,766	11,918
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	7,672	7,203
Oportun Funding XIV LLC Series 2021-A, Class A, 1.21%, 3/8/2028 (a)	4,346	4,091
Oportun Issuance Trust Series 2021-B, Class A, 1.47%, 5/8/2031 (a)	4,384	4,093
Pagaya AI Debt Selection Trust
Series 2021-1, Class A, 1.18%, 11/15/2027 (a)	5,905	5,803
Series 2021-HG1, Class A, 1.22%, 1/16/2029 (a)	14,363	13,794
Series 2021-3, Class A, 1.15%, 5/15/2029 (a)	4,439	4,339
Palmer Square Loan Funding Ltd. (Cayman Islands) Series 2022-1A, Class A1, 1.28%, 4/15/2030 (a) (g)	12,500	12,357
Pawneee Equipment Receivables LLC Series 2021-1, Class B, 1.82%, 7/15/2027 ‡ (a)	2,066	1,904
Prestige Auto Receivables Trust Series 2018-1A, Class C, 3.75%, 10/15/2024 (a)	65	65
PRET LLC
Series 2021-NPL3, Class A1, 1.87%, 7/25/2051 (a) (e)	4,184	3,922
Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 ‡ (a) (e)	11,576	10,950
Series 2021-RN4, Class A1, 2.49%, 10/25/2051 (a) (g)	5,216	4,980
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL2, Class A1, 1.99%, 6/27/2060 (a) (e)	6,491	6,151
Series 2021-NPL4, Class A1, 2.36%, 10/27/2060 ‡ (a) (e)	10,423	9,866
Progress Residential Series 2021-SFR1, Class D, 1.81%, 4/17/2038 ‡ (a)	3,171	2,833
Progress Residential Trust
Series 2021-SFR6, Class C, 1.86%, 7/17/2038 ‡ (a)	6,250	5,550
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (a)	12,500	10,895
RCO VII Mortgage LLC Series 2021-1, Class A1, 1.87%, 5/26/2026 ‡ (a) (e)	9,821	9,300
Regional Management Issuance Trust Series 2021-1, Class A, 1.68%, 3/17/2031 (a)	5,728	5,330
Santander Consumer Auto Receivables Trust Series 2021-AA, Class D, 1.57%, 1/15/2027 (a)	1,500	1,386
Santander Drive Auto Receivables Trust
Series 2018-4, Class D, 3.98%, 12/15/2025	319	321
Series 2021-2, Class D, 1.35%, 7/15/2027	13,000	12,369
Series 2021-3, Class D, 1.33%, 9/15/2027	24,000	22,467
Santander Revolving Auto Loan Trust Series 2019-A, Class D, 3.45%, 1/26/2032 (a)	2,390	2,314
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class B, 1.34%, 11/20/2037 ‡ (a)	901	843
Series 2021-1A, Class C, 1.79%, 11/20/2037 ‡ (a)	801	756
Sound Point CLO Ltd. (Cayman Islands) Series 2019-1A, Class AR, 2.14%, 1/20/2032 (a) (g)	14,340	14,028
Stonepeak ABS Series 2021-1A, 3.82%, 2/28/2033 ‡ (a)	4,557	4,165
Stratus CLO Ltd. (Cayman Islands) Series 2021-1A, Class A, 1.86%, 12/29/2029 (a) (g)	2,921	2,873
TCI-Symphony CLO Ltd. (Cayman Islands) Series 2017-1A, Class AR, 1.97%, 7/15/2030 (a) (g)	10,000	9,852
Theorem Funding Trust Series 2021-1A, Class A, 1.21%, 12/15/2027 (a)	3,298	3,238
Tricon Residential Trust Series 2021-SFR1, Class E1, 2.79%, 7/17/2038 ‡ (a)	3,760	3,354

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
United Airlines Pass-Through Trust Series 2019-1, Class AA, 4.15%, 8/25/2031	279	266
United Auto Credit Securitization Trust
Series 2020-1, Class C, 2.15%, 2/10/2025 (a)	27	27
Series 2021-1, Class D, 1.14%, 6/10/2026 (a)	13,000	12,583
Upstart Pass-Through Trust
Series 2021-ST5, Class A, 2.00%, 7/20/2027 (a)	3,326	3,188
Series 2021-ST7, Class A, 1.85%, 9/20/2029 (a)	4,966	4,755
Series 2021-ST10, Class A, 2.25%, 1/20/2030 (a)	11,100	10,828
Series 2022-ST1, Class A, 2.60%, 3/20/2030 (a)	11,062	10,689
Upstart Securitization Trust
Series 2020-3, Class A, 1.70%, 11/20/2030 (a)	1,353	1,348
Series 2021-1, Class A, 0.87%, 3/20/2031 (a)	636	630
Series 2021-2, Class A, 0.91%, 6/20/2031 (a)	1,832	1,795
Series 2021-2, Class B, 1.75%, 6/20/2031 ‡ (a)	6,943	6,569
Series 2021-4, Class B, 1.84%, 9/20/2031 ‡ (a)	8,998	8,204
Series 2021-5, Class B, 2.49%, 11/20/2031 (a)	13,000	12,089
US Auto Funding
Series 2021-1A, Class A, 0.79%, 7/15/2024 (a)	3,238	3,213
Series 2021-1A, Class B, 1.49%, 3/17/2025 (a)	2,686	2,598
Vantage Data Centers Issuer LLC Series 2019-1A, Class A2, 3.19%, 7/15/2044 (a)	681	663
VCAT LLC
Series 2021-NPL3, Class A1, 1.74%, 5/25/2051 (a) (e)	10,237	9,658
Series 2021-NPL4, Class A1, 1.87%, 8/25/2051 ‡ (a) (e)	8,211	7,752
Venture CLO Ltd. (Cayman Islands) Series 2019-36A, Class A1AR, 2.19%, 4/20/2032 (a) (g)	11,936	11,704
VOLT C LLC Series 2021-NPL9, Class A1, 1.99%, 5/25/2051 ‡ (a) (e)	4,555	4,332
VOLT CI LLC Series 2021-NP10, Class A1, 1.99%, 5/25/2051 ‡ (a) (e)	6,889	6,547
VOLT CIII LLC Series 2021-CF1, Class A1, 1.99%, 8/25/2051 ‡ (a) (e)	4,236	4,076
VOLT CVI LLC Series 2021-NP12, Class A1, 2.73%, 12/26/2051 ‡ (a) (e)	5,581	5,263
VOLT XCII LLC Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (a) (e)	3,522	3,382
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 ‡ (a) (e)	11,497	11,044
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 ‡ (a) (e)	8,118	7,737
VOLT XCV LLC Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 ‡ (a) (e)	8,017	7,667
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (a) (e)	5,039	4,863
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 ‡ (a) (e)	5,954	5,680
Westgate Resorts LLC Series 2020-1A, Class A, 2.71%, 3/20/2034 (a)	992	981
Westlake Automobile Receivables Trust
Series 2018-3A, Class D, 4.00%, 10/16/2023 (a)	29	29
Series 2019-2A, Class C, 2.84%, 7/15/2024 (a)	173	173
Series 2019-3A, Class E, 3.59%, 3/17/2025 (a)	1,700	1,698
Series 2020-3A, Class D, 1.65%, 2/17/2026 (a)	13,000	12,545
Series 2019-3A, Class F, 4.72%, 4/15/2026 (a)	2,000	1,995
Series 2021-3A, Class D, 2.12%, 1/15/2027 (a)	5,000	4,699
Series 2021-3A, Class E, 3.42%, 4/15/2027 (a)	15,000	13,978
Total Asset-Backed Securities (Cost $1,161,363)		1,104,770
U.S. Treasury Obligations — 12.5%
U.S. Treasury Notes
1.75%, 7/15/2022	2,620	2,622

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
1.25%, 7/31/2023	10,000	9,887
0.50%, 11/30/2023	11,720	11,402
2.50%, 4/30/2024	12,860	12,856
1.13%, 1/15/2025	4,910	4,717
1.50%, 2/15/2025	29,941	28,997
1.75%, 3/15/2025	291,095	283,568
2.63%, 4/15/2025	226,864	226,244
2.75%, 5/15/2025	67,403	67,461
0.75%, 3/31/2026	7,470	6,913
1.50%, 1/31/2027	30,220	28,463
1.88%, 2/28/2027	8,285	7,937
2.50%, 3/31/2027	12,235	12,054
2.75%, 4/30/2027	2,650	2,640
1.38%, 12/31/2028	17,580	16,007
2.38%, 3/31/2029	29,300	28,371
2.38%, 5/15/2029	985	954
Total U.S. Treasury Obligations (Cost $754,609)		751,093
Mortgage-Backed Securities — 11.6%
FHLMC Gold Pools, 15 Year
Pool # J24740 3.00%, 7/1/2028	45	45
Pool # G15655 3.00%, 10/1/2028	113	113
Pool # G18528 3.50%, 10/1/2029	2,943	2,970
Pool # G15890 3.00%, 7/1/2031	3,294	3,298
FHLMC Gold Pools, 20 Year Pool # C91649 3.00%, 4/1/2033	37	37
FHLMC Gold Pools, 30 Year Pool # G61879 4.50%, 3/1/2047	206	214
FHLMC UMBS, 10 Year
Pool # RD5034 2.00%, 9/1/2030	32,172	31,171
Pool # RD5053 2.00%, 3/1/2031	20,377	19,655
FHLMC UMBS, 15 Year
Pool # ZS8594 3.00%, 1/1/2031	1,419	1,419
Pool # ZS8598 3.00%, 2/1/2031	1,488	1,488
Pool # SB0268 3.00%, 5/1/2033	445	445
Pool # SB0041 3.50%, 7/1/2034	2,931	2,955
Pool # SB8138 2.50%, 1/1/2037	49,170	47,663
Pool # SB0661 2.50%, 4/1/2037	44,943	43,549
FHLMC UMBS, 30 Year
Pool # ZS9524 3.50%, 1/1/2044	12,579	12,555
Pool # SD0057 3.50%, 5/1/2048	5,136	5,126
FNMA UMBS, 15 Year
Pool # BM4202 3.50%, 12/1/2029	4,749	4,790
Pool # AL8153 3.00%, 3/1/2031	3,464	3,465
Pool # AL9552 3.50%, 8/1/2031	320	326
Pool # AS9697 3.50%, 5/1/2032	108	109
Pool # CA0778 3.00%, 11/1/2032	218	217
Pool # FS1563 2.50%, 7/1/2036	4,336	4,202
Pool # FS1329 2.00%, 2/1/2037	16,235	15,396

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
FNMA UMBS, 20 Year
Pool # MA1446 3.50%, 5/1/2033	179	181
Pool # MA1527 3.00%, 8/1/2033	113	112
Pool # MA1921 3.50%, 6/1/2034	6,004	6,081
Pool # CA1791 3.50%, 2/1/2038	10,736	10,874
Pool # CA8310 2.50%, 12/1/2040	15,281	14,346
FNMA UMBS, 30 Year
Pool # AB1463 4.00%, 9/1/2040	6,181	6,360
Pool # FM2972 4.00%, 12/1/2044	32,877	33,662
Pool # AL7453 4.00%, 2/1/2045	4,315	4,475
Pool # AS7039 4.50%, 4/1/2046	940	982
Pool # FS1847 4.00%, 1/1/2049	10,057	10,218
Pool # FS1891 4.00%, 1/1/2050 (h)	33,200	33,624
FNMA, Other
Pool # BF0125 4.00%, 7/1/2056	10,040	10,231
Pool # BF0144 3.50%, 10/1/2056	5,898	5,872
Pool # BF0184 4.00%, 2/1/2057	3,061	3,138
Pool # BF0263 3.50%, 5/1/2058	6,232	6,217
FNMA/FHLMC UMBS, Single Family, 15 Year
TBA, 3.00%, 6/25/2037 (h)	98,199	96,910
TBA, 3.50%, 6/25/2037 (h)	119,642	120,425
TBA, 4.00%, 6/25/2037 (h)	25,000	25,443
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 4.00%, 6/25/2052 (h)	8,750	8,745
TBA, 4.50%, 6/25/2052 (h)	30,150	30,673
TBA, 5.00%, 7/25/2052 (h)	8,550	8,794
GNMA II, Single Family, 30 Year
TBA, 4.00%, 7/15/2052 (h)	34,900	35,095
TBA, 4.50%, 7/15/2052 (h)	25,850	26,319
Total Mortgage-Backed Securities (Cost $703,755)		699,985
Commercial Mortgage-Backed Securities — 8.4%
AREIT Trust (Cayman Islands)
Series 2022-CRE6, Class C, 2.62%, 12/17/2024 ‡ (a) (g)	4,050	3,972
Series 2021-CRE5, Class C, 3.12%, 8/17/2026 ‡ (a) (g)	20,131	19,341
Ashford Hospitality Trust Series 2018-KEYS, Class B, 2.32%, 6/15/2035 ‡ (a) (g)	600	587
BHMS Series 2018-ATLS, Class A, 2.12%, 7/15/2035 (a) (g)	500	486
BX
Series 2021-MFM1, Class D, 2.37%, 1/15/2034 ‡ (a) (g)	2,000	1,897
Series 2021-MFM1, Class E, 3.12%, 1/15/2034 ‡ (a) (g)	2,546	2,398
BX Commercial Mortgage Trust
Series 2021-VOLT, Class D, 2.52%, 9/15/2036 ‡ (a) (g)	4,725	4,443
Series 2021-XL2, Class E, 2.72%, 10/15/2038 ‡ (a) (g)	3,734	3,552
BX Trust
Series 2019-CALM, Class E, 2.87%, 11/15/2032 ‡ (a) (g)	3,750	3,554
Series 2021-RISE, Class D, 2.62%, 11/15/2036 ‡ (a) (g)	3,240	3,053
BXMT Ltd.
Series 2021-FL4, Class A, 1.92%, 5/15/2038 (a) (g)	3,000	2,957

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2021-FL4, Class C, 2.62%, 5/15/2038 ‡ (a) (g)	1,750	1,677
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class E, 3.03%, 12/15/2037 ‡ (a) (g)	200	193
Citigroup Commercial Mortgage Trust
Series 2019-SMRT, Class D, 4.74%, 1/10/2036 ‡ (a)	400	394
Series 2019-PRM, Class C, 3.90%, 5/10/2036 ‡ (a)	1,750	1,757
Series 2019-PRM, Class D, 4.35%, 5/10/2036 ‡ (a)	2,144	2,162
Series 2019-PRM, Class E, 4.73%, 5/10/2036 ‡ (a)	1,000	1,016
Series 2021-PRM2, Class F, 4.62%, 10/15/2036 ‡ (a) (g)	7,725	7,340
Series 2014-GC19, Class D, 5.09%, 3/10/2047 ‡ (a)	9,750	9,585
Series 2014-GC23, Class C, 4.43%, 7/10/2047 ‡	5,000	4,893
Series 2015-GC27, Class B, 3.77%, 2/10/2048 ‡	3,900	3,791
Series 2015-GC27, Class C, 4.42%, 2/10/2048 ‡	10,337	9,881
Series 2015-GC29, Class C, 4.14%, 4/10/2048 ‡	3,600	3,479
Series 2015-GC31, Class C, 4.04%, 6/10/2048 ‡	530	490
Series 2015-P1, Class D, 3.23%, 9/15/2048 ‡ (a)	2,000	1,729
Series 2016-C1, Class D, 4.94%, 5/10/2049 ‡ (a)	6,116	5,561
Series 2015-GC33, Class B, 4.57%, 9/10/2058 ‡	3,500	3,437
Commercial Mortgage Trust
Series 2020-CBM, Class D, 3.63%, 2/10/2037 ‡ (a)	10,000	9,233
Series 2020-CBM, Class E, 3.63%, 2/10/2037 ‡ (a)	10,000	9,008
Series 2014-CR14, Class B, 4.60%, 2/10/2047 ‡	4,523	4,556
Series 2014-UBS2, Class D, 4.98%, 3/10/2047 ‡ (a)	1,500	1,430
Series 2014-UBS3, Class B, 4.31%, 6/10/2047 ‡	2,000	1,985
Series 2014-CR19, Class D, 4.70%, 8/10/2047 ‡ (a)	3,291	3,060
Series 2014-UBS5, Class C, 4.61%, 9/10/2047 ‡	2,750	2,652
Series 2014-CR20, Class C, 4.49%, 11/10/2047 ‡	1,000	976
Series 2014-CR21, Class D, 3.92%, 12/10/2047 ‡ (a)	4,000	3,510
Series 2015-CR23, Class D, 4.29%, 5/10/2048 ‡	2,000	1,812
Series 2015-LC21, Class D, 4.33%, 7/10/2048 ‡	1,000	909
Series 2015-CR25, Class B, 4.53%, 8/10/2048 ‡	5,899	5,819
Series 2015-CR26, Class B, 4.44%, 10/10/2048 ‡	2,550	2,535
Series 2015-PC1, Class B, 4.30%, 7/10/2050 ‡	3,150	3,076
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class B, 2.10%, 5/15/2036 ‡ (a) (g)	1,200	1,176
CSAIL Commercial Mortgage Trust
Series 2015-C4, Class E, 3.56%, 11/15/2048 ‡	2,973	2,650
Series 2015-C2, Class B, 4.21%, 6/15/2057 ‡	3,250	3,118
FHLMC, Multi-Family Structured Credit Risk
Series 2021-MN2, Class M1, 2.38%, 7/25/2041 (a) (g)	9,732	8,852
Series 2021-MN1, Class M1, 2.58%, 1/25/2051 (a) (g)	740	687
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K027, Class X1, IO, 0.70%, 1/25/2023 (g)	9,967	28
Series K034, Class X1, IO, 0.05%, 7/25/2023 (g)	155,798	134
Series K033, Class X1, IO, 0.28%, 7/25/2023 (g)	49,043	136
Series KC03, Class X1, IO, 0.49%, 11/25/2024 (g)	58,237	629
Series KC06, Class X1, IO, 0.90%, 6/25/2026 (g)	37,908	821
Series K734, Class X3, IO, 2.17%, 7/25/2026 (g)	40,000	2,914
Series KC05, Class X1, IO, 1.20%, 6/25/2027 (g)	28,783	1,066
Series K068, Class X1, IO, 0.43%, 8/25/2027 (g)	239,536	4,703

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series K739, Class X1, IO, 1.22%, 9/25/2027 (g)	64,900	3,296
Series K078, Class X1, IO, 0.09%, 6/25/2028 (g)	49,536	343
Series K096, Class X3, IO, 2.04%, 7/25/2029 (g)	48,000	5,547
Series K090, Class X3, IO, 2.31%, 10/25/2029 (g)	32,598	4,233
Series K112, Class X1, IO, 1.43%, 5/25/2030 (g)	24,951	2,306
Series K723, Class X3, IO, 1.91%, 10/25/2034 (g)	7,401	183
Series K-1516, Class X1, IO, 1.51%, 5/25/2035 (g)	34,836	4,929
Series Q012, Class X, IO, 4.14%, 9/25/2035 (g)	13,760	3,033
Series K025, Class X3, IO, 1.74%, 11/25/2040 (g)	3,360	21
Series K028, Class X3, IO, 1.66%, 6/25/2041 (g)	145,000	2,005
Series K721, Class X3, IO, 1.36%, 11/25/2042 (g)	6,071	15
Series K054, Class X3, IO, 1.60%, 4/25/2043 (g)	3,700	187
Series K068, Class X3, IO, 2.06%, 10/25/2044 (g)	3,368	304
Series K059, Class X3, IO, 1.92%, 11/25/2044 (g)	5,700	412
Series K061, Class X3, IO, 1.98%, 12/25/2044 (g)	2,775	212
Series K070, Class X3, IO, 2.04%, 12/25/2044 (g)	16,537	1,546
Series K072, Class X3, IO, 2.14%, 12/25/2045 (g)	1,200	118
Series K087, Class X3, IO, 2.32%, 1/25/2046 (g)	14,050	1,724
Series K097, Class X3, IO, 2.02%, 9/25/2046 (g)	20,477	2,375
Series K082, Class X3, IO, 2.21%, 10/25/2046 (g)	8,700	997
Series K104, Class X3, IO, 1.90%, 2/25/2047 (g)	25,300	2,917
Series K088, Class X3, IO, 2.35%, 2/25/2047 (g)	10,500	1,357
Series K735, Class X3, IO, 2.15%, 5/25/2047 (g)	40,532	2,954
Series K093, Class X3, IO, 2.21%, 5/25/2047 (g)	50,000	6,205
Series K092, Class X3, IO, 2.25%, 5/25/2047 (g)	39,434	4,985
Series K095, Class X3, IO, 2.10%, 8/25/2047 (g)	25,000	2,985
Series K736, Class X3, IO, 2.01%, 9/25/2047 (g)	50,000	3,542
Series K099, Class X3, IO, 1.95%, 10/25/2047 (g)	13,745	1,555
Series K105, Class X3, IO, 1.92%, 3/25/2048 (g)	40,058	4,853
Series K111, Class X3, IO, 3.18%, 4/25/2048 (g)	15,644	3,114
Series K110, Class X3, IO, 3.40%, 6/25/2048 (g)	15,544	3,259
Series K112, Class X3, IO, 3.00%, 7/25/2048 (g)	8,600	1,620
Series K114, Class X3, IO, 2.74%, 8/25/2048 (g)	10,750	1,835
Series K119, Class X3, IO, 2.73%, 9/25/2048 (g)	24,710	4,336
Series K115, Class X3, IO, 2.96%, 9/25/2048 (g)	21,273	3,956
Series K125, Class X3, IO, 2.65%, 2/25/2049 (g)	15,690	2,758
FNMA ACES
Series 2020-M10, Class X1, IO, 1.78%, 12/25/2030 (g)	48,465	5,512
Series 2019-M21, Class X2, IO, 1.31%, 2/25/2031 (g)	30,742	2,598
FNMA, Multi-Family REMIC Trust Series 2020-M37, Class X, IO, 1.10%, 4/25/2032 (g)	75,794	4,980
FREMF Series 2018-KF46, Class B, 2.75%, 3/25/2028 (a) (g)	151	147
FREMF Mortgage Trust
Series 2017-K727, Class C, 3.74%, 7/25/2024 (a) (g)	2,000	1,963
Series 2017-KF36, Class B, 3.45%, 8/25/2024 (a) (g)	2,361	2,353
Series 2017-KF34, Class B, 3.50%, 8/25/2024 (a) (g)	2,974	2,964
Series 2017-KF38, Class B, 3.30%, 9/25/2024 (a) (g)	59	59
Series 2017-KF39, Class B, 3.30%, 11/25/2024 (a) (g)	99	99
Series 2018-KF42, Class B, 3.00%, 12/25/2024 (a) (g)	968	938

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2018-KF53, Class B, 2.85%, 10/25/2025 (g)	478	474
Series 2019-KC03, Class B, 4.37%, 1/25/2026 (a) (g)	5,000	4,904
Series 2019-KF60, Class B, 3.15%, 2/25/2026 (a) (g)	1,461	1,453
Series 2019-KF62, Class B, 2.85%, 4/25/2026 (a) (g)	374	364
Series 2019-KC06, Class B, 3.82%, 9/25/2026 (a) (g)	7,600	6,816
Series 2012-K21, Class B, 3.89%, 7/25/2045 (a) (g)	270	270
Series 2013-K31, Class C, 3.63%, 7/25/2046 (a) (g)	3,000	2,987
Series 2013-K34, Class B, 3.73%, 9/25/2046 (a) (g)	1,000	1,002
Series 2014-K40, Class C, 4.07%, 11/25/2047 (a) (g)	2,000	1,986
Series 2017-K726, Class C, 4.00%, 7/25/2049 (a) (g)	2,300	2,278
Series 2017-K729, Class B, 3.67%, 11/25/2049 (a) (g)	200	198
Series 2017-K729, Class C, 3.67%, 11/25/2049 (a) (g)	3,000	2,932
Series 2017-K62, Class C, 3.88%, 1/25/2050 (a) (g)	5,145	4,911
Series 2018-K730, Class C, 3.80%, 2/25/2050 (a) (g)	3,000	2,939
Series 2017-K728, Class B, 3.65%, 11/25/2050 (a) (g)	1,825	1,814
GNMA
Series 2015-115, IO, 0.49%, 7/16/2057 (g)	1,666	42
Series 2017-54, IO, 0.65%, 12/16/2058 (g)	5,964	264
Series 2017-23, IO, 0.62%, 5/16/2059 (g)	1,495	60
GS Mortgage Securities Corp. II Series 2013-GC10, Class C, 4.29%, 2/10/2046 ‡ (a)	3,291	3,277
GS Mortgage Securities Trust
Series 2013-GC12, Class E, 3.25%, 6/10/2046 ‡ (a)	2,000	1,834
Series 2013-GC12, Class D, 4.45%, 6/10/2046 ‡ (a)	2,000	1,932
Series 2015-GC34, Class D, 2.98%, 10/10/2048 ‡	1,500	1,233
Series 2016-GS3, Class C, 3.99%, 10/10/2049 ‡	4,085	3,783
Series 2017-GS5, Class D, 3.51%, 3/10/2050 ‡ (a)	2,250	1,877
Series 2015-GC30, Class C, 4.07%, 5/10/2050 ‡	3,695	3,562
Independence Plaza Trust Series 2018-INDP, Class C, 4.16%, 7/10/2035 ‡ (a)	3,500	3,375
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class C, 4.65%, 4/15/2047 ‡	2,000	1,946
Series 2015-C30, Class C, 4.23%, 7/15/2048 ‡	7,732	7,269
Series 2015-C31, Class B, 4.61%, 8/15/2048	4,410	4,275
Series 2015-C31, Class C, 4.61%, 8/15/2048 ‡	3,360	3,204
Series 2016-C1, Class D1, 4.23%, 3/17/2049 ‡ (a)	4,600	4,221
JPMCC Commercial Mortgage Securities Trust Series 2017-JP5, Class D, 4.54%, 3/15/2050 ‡ (a)	3,725	3,173
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C16, Class D, 5.00%, 12/15/2046 ‡ (a)	1,165	1,137
KKR Industrial Portfolio Trust
Series 2021-KDIP, Class C, 1.87%, 12/15/2037 ‡ (a) (g)	1,125	1,073
Series 2021-KDIP, Class D, 2.12%, 12/15/2037 ‡ (a) (g)	825	786
Series 2021-KDIP, Class E, 2.42%, 12/15/2037 ‡ (a) (g)	750	714
KNDL Mortgage Trust Series 2019-KNSQ, Class A, 1.67%, 5/15/2036 (a) (g)	950	932
Life Mortgage Trust Series 2021-BMR, Class C, 1.97%, 3/15/2038 ‡ (a) (g)	2,757	2,605
MHC Commercial Mortgage Trust Series 2021-MHC, Class D, 2.48%, 4/15/2038 ‡ (a) (g)	2,250	2,143
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class D, 5.04%, 2/15/2047 ‡ (a)	1,627	1,607
Series 2014-C15, Class C, 4.90%, 4/15/2047 (g)	300	299
Series 2014-C17, Class C, 4.48%, 8/15/2047 ‡	5,411	5,268
Series 2014-C17, Class D, 4.73%, 8/15/2047 ‡ (a)	2,000	1,814

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2014-C18, Class B, 4.46%, 10/15/2047 ‡	6,000	5,907
Series 2014-C18, Class C, 4.50%, 10/15/2047 ‡	4,366	4,199
Series 2015-C20, Class C, 4.45%, 2/15/2048	5,400	5,230
Series 2015-C24, Class D, 3.26%, 5/15/2048 ‡ (a)	3,150	2,769
Series 2015-C24, Class C, 4.34%, 5/15/2048 ‡	2,060	1,970
Series 2016-C31, Class B, 3.88%, 11/15/2049 ‡	2,577	2,409
Series 2015-C23, Class D, 4.14%, 7/15/2050 ‡ (a)	2,000	1,837
Morgan Stanley Capital I Trust
Series 2018-SUN, Class B, 2.07%, 7/15/2035 ‡ (a) (g)	250	241
Series 2015-MS1, Class B, 4.03%, 5/15/2048 ‡	5,450	5,330
Series 2015-UBS8, Class B, 4.31%, 12/15/2048 ‡	1,404	1,330
Series 2020-HR8, Class XA, IO, 1.84%, 7/15/2053 (g)	21,200	2,428
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (a)	6,960	6,658
Series 2019-PARK, Class B, 2.72%, 12/15/2036 ‡ (a)	6,000	5,668
Series 2019-PARK, Class D, 2.72%, 12/15/2036 ‡ (a)	2,000	1,843
Series 2019-PARK, Class E, 2.72%, 12/15/2036 ‡ (a)	7,500	6,828
Multi-Family Connecticut Avenue Securities Trust Series 2019-01, Class M7, 2.71%, 10/15/2049 ‡ (a) (g)	1,108	1,073
PFP Ltd. (Cayman Islands) Series 2021-7, Class C, 2.52%, 4/14/2038 ‡ (a) (g)	3,333	3,206
SG Commercial Mortgage Securities Trust Series 2016-C5, Class B, 3.93%, 10/10/2048 ‡	275	256
SMRT Series 2022-MINI, Class E, 3.48%, 1/15/2039 ‡ (a) (g)	7,650	7,286
STWD Mortgage Trust (Cayman Islands)
Series 2021-LIH, Class B, 2.53%, 11/15/2036 ‡ (a) (g)	3,600	3,437
Series 2021-LIH, Class C, 2.83%, 11/15/2036 ‡ (a) (g)	2,200	2,087
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (g)	1,376	1,340
Series 2021-1, Class A, 1.40%, 5/25/2051 (a) (g)	4,538	4,136
Series 2021-2, Class A, 1.52%, 8/25/2051 (a) (g)	10,059	9,061
Wells Fargo Commercial Mortgage Trust
Series 2015-C27, Class C, 3.89%, 2/15/2048 ‡	2,500	2,266
Series 2015-C29, Class C, 4.21%, 6/15/2048 ‡	3,750	3,624
Series 2018-C43, Class A3, 3.75%, 3/15/2051	1,057	1,036
Series 2015-LC22, Class D, 4.55%, 9/15/2058 ‡	10,106	9,234
WFRBS Commercial Mortgage Trust
Series 2013-C11, Class B, 3.71%, 3/15/2045 ‡	150	150
Series 2013-C12, Class B, 3.86%, 3/15/2048 (g)	150	150
Series 2014-C22, Class C, 3.76%, 9/15/2057 ‡	8,583	8,190
Series 2014-C22, Class D, 3.90%, 9/15/2057 ‡ (a)	1,000	875
Series 2014-C22, Class B, 4.37%, 9/15/2057 ‡	4,000	3,959
Total Commercial Mortgage-Backed Securities (Cost $542,318)		503,776
Collateralized Mortgage Obligations — 2.8%
Alternative Loan Trust
Series 2004-25CB, Class A1, 6.00%, 12/25/2034	178	166
Series 2005-80CB, Class 5A1, 6.00%, 2/25/2036	139	136
Angel Oak Mortgage Trust
Series 2019-5, Class A3, 2.92%, 10/25/2049 (a) (g)	762	748
Series 2019-5, Class B1, 3.96%, 10/25/2049 ‡ (a)	1,060	1,011

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Angel Oak Mortgage Trust I LLC Series 2018-3, Class B1, 5.04%, 9/25/2048 ‡ (a)	4,000	3,751
ANTLR Mortgage Trust Series 2021-RTL1, Class A1, 2.12%, 11/25/2024 (a) (g)	7,538	7,258
Arroyo Mortgage Trust
Series 2019-1, Class A1, 3.80%, 1/25/2049 (a) (g)	128	125
Series 2019-2, Class A3, 3.80%, 4/25/2049 (a) (g)	268	263
CFMT LLC
Series 2021-HB5, Class M1, 1.37%, 2/25/2031 ‡ (a)	2,550	2,453
Series 2021-HB5, Class M2, 1.85%, 2/25/2031 ‡ (a)	3,000	2,867
CHL Mortgage Pass-Through Trust
Series 2005-J2, Class 3A8, 5.50%, 8/25/2035	576	406
Series 2006-HYB2, Class 2A1B, 2.90%, 4/20/2036 (g)	96	90
CIM Trust Series 2019-INV2, Class A11, 1.62%, 5/25/2049 ‡ (a) (g)	102	102
Connecticut Avenue Securities Trust
Series 2019-R07, Class 1M2, 3.11%, 10/25/2039 ‡ (a) (g)	392	388
Series 2021-R03, Class 1M2, 2.23%, 12/25/2041 ‡ (a) (g)	9,450	8,804
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-9, Class 1A2, 5.25%, 10/25/2035	785	737
CSMC Trust Series 2021-RPL1, Class A1, 1.67%, 9/27/2060 (a) (g)	5,454	5,199
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-3, Class 2A1, 1.76%, 10/25/2047 (g)	742	640
FHLMC STACR REMIC Trust Series 2020-HQA3, Class B1, 6.76%, 7/25/2050 (a) (g)	7,595	7,948
FHLMC Structured Agency Credit Risk Debt Notes
Series 2015-DNA1, Class M3, 4.31%, 10/25/2027 (g)	233	235
Series 2018-HQA1, Class M2, 3.31%, 9/25/2030 (g)	301	298
Series 2019-CS03, Class M1, 1.01%, 10/25/2032 (a) (g)	3,121	3,112
FHLMC, REMIC
Series 3036, Class NE, 5.00%, 9/15/2035	103	109
Series 3294, Class NE, 5.50%, 3/15/2037	222	241
Series 3820, Class GJ, 3.50%, 12/15/2039	22	22
Series 3966, Class AG, 3.00%, 10/15/2040	41	41
Series 4048, Class CA, 2.00%, 9/15/2041	6	6
Series 4012, Class GS, IF, IO, 5.63%, 3/15/2042 (g)	5,413	871
Series 4466, Class NL, 3.50%, 12/15/2043	61	62
Series 4338, Class SA, IF, IO, 5.13%, 5/15/2044 (g)	4,886	756
Series 4477, Class SA, IF, IO, 5.28%, 5/15/2045 (g)	4,739	756
Series 4505, Class SA, IF, IO, 5.28%, 8/15/2045 (g)	4,267	629
Series 4681, Class SD, IF, IO, 5.28%, 5/15/2047 (g)	368	61
Series 4906, Class QS, IF, IO, 5.04%, 9/25/2049 (g)	4,949	844
Series 4925, Class SA, IF, IO, 5.04%, 10/25/2049 (g)	5,001	798
Series 4925, Class SH, IF, IO, 5.09%, 10/25/2049 (g)	9,161	1,271
Series 4937, Class MS, IF, IO, 5.04%, 12/25/2049 (g)	15,287	2,146
Series 4954, Class SB, IF, IO, 5.04%, 2/25/2050 (g)	9,125	1,319
Series 4954, Class SY, IF, IO, 5.04%, 2/25/2050 (g)	8,961	1,235
Series 5021, Class MI, IO, 3.00%, 10/25/2050	29,974	4,945
Series 4632, Class MA, 4.00%, 8/15/2054	6,766	6,900
Series 4634, Class MD, 5.00%, 11/15/2054	12,205	12,553
Series 4630, Class MA, 4.00%, 1/15/2055	10,638	10,864
Series 4839, Class WS, IF, IO, 5.23%, 8/15/2056 (g)	13,811	2,379
FHLMC, STRIPS
Series 306, Class 250, 2.50%, 5/15/2028	2	2

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 267, Class S5, IF, IO, 5.13%, 8/15/2042 (g)	3,868	452
Series 342, Class S7, IF, IO, 5.24%, 2/15/2045 (g)	1,747	267
FNMA, Connecticut Avenue Securities
Series 2017-C07, Class 2M2, 3.51%, 5/25/2030 (g)	3,977	3,960
Series 2021-R02, Class 2M2, 2.58%, 11/25/2041 (a) (g)	6,500	6,053
FNMA, REMIC
Series 2013-55, Class AI, IO, 3.00%, 6/25/2033	1,129	123
Series 2014-84, Class KA, 3.00%, 11/25/2040	62	62
Series 2015-2, Class PA, 2.25%, 3/25/2044	3	2
Series 2016-63, Class JA, 2.50%, 12/25/2044	5	4
Series 2015-85, Class SA, IF, IO, 4.61%, 11/25/2045 (g)	4,060	532
Series 2016-74, Class GS, IF, IO, 4.99%, 10/25/2046 (g)	2,035	332
Series 2017-13, Class AS, IF, IO, 5.04%, 2/25/2047 (g)	473	75
Series 2017-31, Class SG, IF, IO, 5.09%, 5/25/2047 (g)	9,693	1,426
Series 2017-47, Class ST, IF, IO, 5.09%, 6/25/2047 (g)	494	81
Series 2017-69, Class SH, IF, IO, 5.19%, 9/25/2047 (g)	401	67
Series 2018-27, Class SE, IF, IO, 5.19%, 5/25/2048 (g)	899	159
Series 2019-31, Class S, IF, IO, 5.04%, 7/25/2049 (g)	4,921	678
Series 2019-42, Class SK, IF, IO, 5.04%, 8/25/2049 (g)	4,082	617
FWD Securitization Trust
Series 2019-INV1, Class A3, 3.11%, 6/25/2049 (a) (g)	262	256
Series 2019-INV1, Class M1, 3.48%, 6/25/2049 ‡ (a)	500	474
GNMA
Series 2010-166, Class SD, IF, IO, 5.09%, 12/20/2040 (g)	687	121
Series 2012-39, Class MI, IO, 4.00%, 3/16/2042	327	56
Series 2015-123, Class SE, IF, IO, 4.79%, 9/20/2045 (g)	4,993	544
Series 2016-108, Class SM, IF, IO, 5.17%, 8/20/2046 (g)	869	141
Series 2016-146, Class NS, IF, IO, 5.17%, 10/20/2046 (g)	1,137	183
Series 2017-80, Class AS, IF, IO, 5.27%, 5/20/2047 (g)	845	120
Series 2017-93, Class SE, IF, IO, 5.27%, 6/20/2047 (g)	909	125
Series 2017-163, Class PA, 3.00%, 7/20/2047	279	273
Series 2017-117, Class SB, IF, IO, 5.27%, 8/20/2047 (g)	694	99
Series 2017-134, Class SD, IF, IO, 5.27%, 9/20/2047 (g)	961	137
Series 2017-155, Class KS, IF, IO, 5.27%, 10/20/2047 (g)	910	123
Series 2017-163, Class HS, IF, IO, 5.27%, 11/20/2047 (g)	3,682	502
Series 2017-180, Class SD, IF, IO, 5.27%, 12/20/2047 (g)	975	135
Series 2018-36, Class SG, IF, IO, 5.27%, 3/20/2048 (g)	916	131
Series 2018-46, Class AS, IF, IO, 5.27%, 3/20/2048 (g)	5,320	764
Series 2018-139, Class SB, IF, IO, 5.22%, 10/20/2048 (g)	7,519	1,075
Series 2019-71, Class SK, IF, IO, 5.22%, 6/20/2049 (g)	3,929	494
Series 2019-115, Class SW, IF, IO, 5.17%, 9/20/2049 (g)	10,363	1,385
Series 2019-117, Class SA, IF, IO, 5.17%, 9/20/2049 (g)	7,420	1,040
LHOME Mortgage Trust Series 2021-RTL1, Class A1, 2.09%, 9/25/2026 (a) (g)	2,812	2,705
New Residential Mortgage Loan Trust Series 2019-NQM5, Class B1, 4.04%, 11/25/2059 ‡ (a)	3,041	2,625
NYMT Loan Trust
Series 2020-SP2, Class A1, 2.94%, 10/25/2060 (a) (g)	1,964	1,916
Series 2021-SP1, Class A1, 1.67%, 8/25/2061 (a) (e)	5,384	4,956

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
PRPM LLC
Series 2021-2, Class A1, 2.12%, 3/25/2026 (a) (g)	3,181	3,054
Series 2021-4, Class A1, 1.87%, 4/25/2026 (a) (e)	10,913	10,293
Series 2021-7, Class A1, 1.87%, 8/25/2026 (a) (e)	4,846	4,539
Series 2021-8, Class A1, 1.74%, 9/25/2026 (a) (g)	6,122	5,741
Series 2021-10, Class A1, 2.49%, 10/25/2026 (a) (e)	7,550	7,194
RALI Trust Series 2003-QS12, Class A4, 3.35%, 6/25/2018	—	—
Structured Asset Mortgage Investments II Trust Series 2006-AR6, Class 2A1, 1.39%, 7/25/2046 (g)	1,057	859
Verus Securitization Trust Series 2019-4, Class B1, 3.86%, 11/25/2059 ‡ (a)	600	596
VOLT CV LLC Series 2021-CF2, Class A1, 2.49%, 11/27/2051 (a) (e)	7,360	7,111
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR5, Class A6, 3.34%, 5/25/2035 (g)	69	68
Total Collateralized Mortgage Obligations (Cost $185,762)		170,272
Foreign Government Securities — 1.3%
Arab Republic of Egypt
3.88%, 2/16/2026 (a)	4,365	3,607
7.50%, 1/31/2027 (c)	1,800	1,642
Dominican Republic Government Bond, 4.50%, 1/30/2030 (a)	7,040	6,166
Federal Republic of Nigeria
7.63%, 11/21/2025 (c)	700	665
6.50%, 11/28/2027 (c)	9,200	7,797
6.13%, 9/28/2028 (a)	3,689	3,001
Georgia Government Bond, 2.75%, 4/22/2026 (a)	860	731
Hashemite Kingdom of Jordan
4.95%, 7/7/2025 (c)	3,300	3,143
4.95%, 7/7/2025 (a)	3,220	3,067
Islamic Republic of Pakistan, 6.00%, 4/8/2026 (a)	4,336	3,209
Kingdom of Bahrain, 5.45%, 9/16/2032 (a)	4,414	4,018
Lebanese Republic, 6.38%, 3/9/2020 (f)	4,362	381
Republic of Angola
9.50%, 11/12/2025 (c)	900	937
8.25%, 5/9/2028 (c)	2,000	1,925
Republic of Costa Rica
4.25%, 1/26/2023 (c)	1,000	1,003
4.38%, 4/30/2025 (c)	3,800	3,732
Republic of Cote d'Ivoire
6.38%, 3/3/2028 (c)	3,500	3,383
5.75%, 12/31/2032 (c) (e)	2,168	2,029
Republic of Ecuador
5.00%, 7/31/2030 (c) (e)	1,950	1,613
5.00%, 7/31/2030 (a) (e)	2,914	2,411
Republic of Iraq, 6.75%, 3/9/2023 (c)	5,900	5,866
Republic of Kenya
6.88%, 6/24/2024 (c)	1,400	1,304
7.00%, 5/22/2027 (c)	5,200	4,615
6.30%, 1/23/2034 (a)	717	556
Sultanate of Oman Government Bond

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
4.88%, 2/1/2025 (a)	1,913	1,911
4.75%, 6/15/2026 (c)	1,000	980
5.38%, 3/8/2027 (c)	1,500	1,500
Tunisian Republic, 5.75%, 1/30/2025 (c)	1,933	1,143
Ukraine Government Bond
7.75%, 9/1/2023 (c)	4,700	2,047
8.99%, 2/1/2024 (c)	3,600	1,445
7.75%, 9/1/2025 (c)	400	148
Total Foreign Government Securities (Cost $94,929)		75,975
Loan Assignments — 0.3% (b) (i)
Beverages — 0.1%
Triton Water Holdings, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.51%, 3/31/2028	2,977	2,744
Containers & Packaging — 0.0% ^
Graham Packaging, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 4.06%, 8/4/2027	1,212	1,148
Electrical Equipment — 0.0% ^
Cortes NP Acquisition Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.55%, 3/2/2027	1,084	1,027
Internet & Direct Marketing Retail — 0.1%
GoodRx, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 3.58%, 10/10/2025	2,844	2,706
IT Services — 0.0% ^
MH Sub I LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 4.81%, 9/13/2024	2,037	1,964
Machinery — 0.0% ^
Alliance Laundry Systems LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%; ICE LIBOR USD 3 Month + 3.50% ), 4.52%, 10/8/2027	1,221	1,173
Personal Products — 0.1%
Nestle Skin Health, Term Loan B (Luxembourg) (ICE LIBOR USD 3 Month + 3.75%), 4.76%, 10/1/2026	2,444	2,339
Road & Rail — 0.0% ^
First Student Bidco, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 3.98%, 7/21/2028	1,803	1,694
First Student Bidco, Inc., 1st Lien Term Loan C (ICE LIBOR USD 3 Month + 3.00%), 3.98%, 7/21/2028	667	627
		2,321
Software — 0.0% ^
Greeneden U.S. Holdings I LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 5.06%, 12/1/2027	2,074	2,011
Specialty Retail — 0.0% ^
AppleCaramel Buyer LLC, 1st Lien Term Loan B (3-MONTH PRIME + 3.75%), 4.78%, 10/19/2027	1,084	1,033
Total Loan Assignments (Cost $19,407)		18,466
	SHARES (000)
Common Stocks — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
EP Energy Corp. *	2	12
Gulfport Energy Corp. *	20	1,952

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
Oasis Petroleum, Inc.	9	1,471
Whiting Petroleum Corp.	10	874
		4,309
Wireless Telecommunication Services — 0.0% ^
Intelsat SA (Luxembourg) ‡ *	15	439
Total Common Stocks (Cost $2,564)		4,748
	PRINCIPAL AMOUNT ($000)
Municipal Bonds — 0.0% (j) ^
California — 0.0% ^
California Housing Finance Agency Series 2021-1, Class X, Rev., 0.80%, 11/20/2035 (g)(Cost $3,299)	54,143	3,228
Convertible Bonds — 0.0% ^
Oil, Gas & Consumable Fuels — 0.0% ^
Gulfport Energy Corp. 10.00% (PIK), 5/31/2022 ‡ (d) (k) (l)(Cost $46)	—	338
	NO. OF RIGHTS (000)
Rights — 0.0% ^
Diversified Telecommunication Services — 0.0% ^
Intelsat Jackson Holdings SA, expiring 12/5/2025 (Luxembourg) ‡ * (Cost $— )	3	—
	SHARES (000)
Short Term Investments — 9.3%
Investment Companies — 9.0%
JPMorgan Prime Money Market Fund Class IM Shares, 0.86% (m) (n) (Cost $542,427)	542,325	542,488
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.3%
U.S. Treasury Bills, 0.77%, 9/8/2022 (o) (p)(Cost $17,521)	17,558	17,504
Total Short Term Investments (Cost $559,948)		559,992
Total Investments — 105.8% (Cost $6,689,300)		6,367,573
Liabilities in Excess of Other Assets — (5.8)%		(350,680)
NET ASSETS — 100.0%		6,016,893

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2022. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2022.
(c)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(d)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(e)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2022.
(f)	Defaulted security.
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2022.
(h)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(i)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(j)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(k)	Security is an interest bearing note with preferred security characteristics.
(l)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of reporting date (e.g. March 31, 2021.)
(m)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(n)	The rate shown is the current yield as of May 31, 2022.
(o)	The rate shown is the effective yield as of May 31, 2022.
(p)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
Futures contracts outstanding as of May 31, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury Long Bond	60	09/21/2022	USD	8,361	(122)
U.S. Treasury 2 Year Note	6,806	09/30/2022	USD	1,436,651	(599)
					(721)
Short Contracts
U.S. Treasury 5 Year Note	(3,075)	09/30/2022	USD	(347,307)	(1,048)
U.S. Treasury 10 Year Note	(3,148)	09/21/2022	USD	(375,891)	2,551
U.S. Treasury 10 Year Ultra Note	(1,398)	09/21/2022	USD	(179,490)	1,873
U.S. Treasury Ultra Bond	(72)	09/21/2022	USD	(11,191)	37
					3,413
					2,692

Abbreviations
USD	United States Dollar

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
A.  Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund's investments. The Administrator implements the valuation policies of the Fund's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values ("NAV") of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2022.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•	Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$914,353	$190,417	$1,104,770
Collateralized Mortgage Obligations	—	147,201	23,071	170,272
Commercial Mortgage-Backed Securities	—	202,282	301,494	503,776
Common Stocks
Oil, Gas & Consumable Fuels	4,297	12	—	4,309
Wireless Telecommunication Services	—	—	439	439
Total Common Stocks	4,297	12	439	4,748
Convertible Bonds	—	—	338	338
Corporate Bonds
Aerospace & Defense	—	45,766	—	45,766
Airlines	—	6,587	—	6,587
Auto Components	—	19,114	—	19,114
Automobiles	—	79,111	—	79,111
Banks	—	749,211	—	749,211
Beverages	—	1,387	—	1,387
Biotechnology	—	4,066	—	4,066
Building Products	—	14,645	—	14,645
Capital Markets	—	269,019	—	269,019
Chemicals	—	33,931	—	33,931
Commercial Services & Supplies	—	21,210	—	21,210
Communications Equipment	—	6,572	—	6,572
Construction & Engineering	—	6,094	—	6,094
Construction Materials	—	2,670	—	2,670
Consumer Finance	—	121,997	—	121,997
Containers & Packaging	—	21,625	—	21,625
Diversified Consumer Services	—	2,605	—	2,605
Diversified Financial Services	—	17,727	—	17,727
Diversified Telecommunication Services	—	40,191	—(a)	40,191
Electric Utilities	—	121,452	—	121,452
Electrical Equipment	—	1,076	—	1,076
Electronic Equipment, Instruments & Components	—	1,135	—	1,135
Energy Equipment & Services	—	6,608	—	6,608
Entertainment	—	6,781	—	6,781
Equity Real Estate Investment Trusts (REITs)	—	40,465	—	40,465
Food & Staples Retailing	—	11,084	—	11,084
Food Products	—	43,511	—	43,511
Gas Utilities	—	2,088	—	2,088
Health Care Equipment & Supplies	—	5,497	—	5,497
Health Care Providers & Services	—	52,450	—	52,450
Health Care Technology	—	1,911	—	1,911
Hotels, Restaurants & Leisure	—	44,321	—	44,321
Household Durables	—	26,573	—	26,573
Household Products	—	8,122	—	8,122
Independent Power and Renewable Electricity Producers	—	4,459	—	4,459
Insurance	—	25,040	—	25,040

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Internet & Direct Marketing Retail	$—	$7,754	$—	$7,754
IT Services	—	8,333	—	8,333
Leisure Products	—	860	—	860
Life Sciences Tools & Services	—	2,293	—	2,293
Machinery	—	1,316	—	1,316
Media	—	65,683	—	65,683
Metals & Mining	—	21,155	—	21,155
Multiline Retail	—	4,962	—	4,962
Multi-Utilities	—	6,554	—	6,554
Oil, Gas & Consumable Fuels	—	169,222	—	169,222
Paper & Forest Products	—	2,042	—	2,042
Personal Products	—	5,021	—	5,021
Pharmaceuticals	—	26,547	—	26,547
Real Estate Management & Development	—	5,395	—	5,395
Road & Rail	—	38,736	—	38,736
Semiconductors & Semiconductor Equipment	—	28,869	—	28,869
Software	—	7,011	—	7,011
Specialty Retail	—	19,695	—	19,695
Technology Hardware, Storage & Peripherals	—	1,970	—	1,970
Textiles, Apparel & Luxury Goods	—	885	—	885
Thrifts & Mortgage Finance	—	65,133	—	65,133
Tobacco	—	25,210	—	25,210
Trading Companies & Distributors	—	80,240	—	80,240
Wireless Telecommunication Services	—	13,943	—	13,943
Total Corporate Bonds	—	2,474,930	—(a)	2,474,930
Foreign Government Securities	—	75,975	—	75,975
Loan Assignments	—	18,466	—	18,466
Mortgage-Backed Securities	—	699,985	—	699,985
Municipal Bonds	—	3,228	—	3,228
Rights	—	—	—	—
U.S. Treasury Obligations	—	751,093	—	751,093
Short-Term Investments
Investment Companies	542,488	—	—	542,488
U.S. Treasury Obligations	—	17,504	—	17,504
Total Short-Term Investments	542,488	17,504	—	559,992
Total Investments in Securities	$546,785	$5,305,029	$515,759	$6,367,573
Appreciation in Other Financial Instruments
Futures Contracts	$4,461	$—	$—	$4,461
Depreciation in Other Financial Instruments
Futures Contracts	(1,769)	—	—	(1,769)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$2,692	$—	$—	$2,692

(a)	Amount rounds to less than one thousand.

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2022	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2022
Investments in securities:
Asset-Backed Securities	$263,343	$(1,627)	$(5,634)	$(11)	$—	$(44,927)	$66,379	$(87,106)	$190,417
Collateralized Mortgage Obligations	35,623	(379)	(908)	—(a)	—	(11,834)	569	—	23,071
Commercial Mortgage-Backed Securities	362,858	(4,256)	(8,080)	(92)	—	(76,799)	37,805	(9,942)	301,494
Common Stocks	505	—(a)	(66)	—	—	—	—	—	439
Convertible Bond	241	—	97	—	—	—	—	—	338
Corporate Bonds	—(a)	—	—	—	16	(16)	—	—	—(a)
Rights	—(a)	—	—	—	—	—	—	—	—(a)
Total	$662,570	$(6,262)	$(14,591)	$(103)	$16	$(133,576)	$104,753	$(97,048)	$515,759

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2022, which were valued using significant unobservable inputs (level 3) amounted to $(16,216).
Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended May 31, 2022
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at May 31, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$186,343	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (17.22%)
			Constant Default Rate	0.00% - 1.77% (0.00%)
			Yield (Discount Rate of Cash Flows)	2.64% - 7.47% (5.58%)

Asset-Backed Securities	186,343
	23,070	Discounted Cash Flow	Constant Prepayment Rate	10.00% - 100.00% (35.21%)
			Constant Default Rate	0.00% - 1.00% (0.14%)
			Yield (Discount Rate of Cash Flows)	3.78% - 7.31% (5.06%)

Collateralized Mortgage Obligations	23,070

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
	Fair Value at May 31, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	273,298	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (1.81%)
			Yield (Discount Rate of Cash Flows)	3.57% - 12.87% (6.30%)

Commercial Mortgage-Backed Securities	273,298
	339	Terms of Restructuring	Expected Recovery	71.43x (71.43x)

Convertible Bonds	339
Total	$483,050

#	The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31, 2022, the value of these investments was $32,709. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.
(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Amount rounds to less than one thousand.
B.  Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2022	Shares at May 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.86% (a) (b)	$1,203,194	$1,965,641	$2,626,280	$(179)	$112	$542,488	542,325	$610	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2022.